united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Catalyst Enhanced Income Strategy Fund

Class A (EIXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$131,253,914
  Number of Portfolio Holdings227
  Advisory Fee (net of waivers)$1,138,683
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%
CMBS	24.9%
CMO	25.6%
ABS	38.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class A (EIXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EIXAX

Catalyst Enhanced Income Strategy Fund

Class C (EIXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$131,253,914
  Number of Portfolio Holdings227
  Advisory Fee (net of waivers)$1,138,683
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%
CMBS	24.9%
CMO	25.6%
ABS	38.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class C (EIXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EIXCX

Catalyst Enhanced Income Strategy Fund

Class I (EIXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$131,253,914
  Number of Portfolio Holdings227
  Advisory Fee (net of waivers)$1,138,683
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%
CMBS	24.9%
CMO	25.6%
ABS	38.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Enhanced Income Strategy Fund - Class I (EIXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-EIXIX

Catalyst Insider Income Fund

Class A (IIXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$54,544,417
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$91,757
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Materials	0.6%
Money Market Funds	2.5%
Technology	2.9%
Energy	3.6%
Utilities	4.8%
Consumer Discretionary	9.2%
Communications	14.0%
Financials	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class A (IIXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-IIXAX

Catalyst Insider Income Fund

Class C (IIXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$54,544,417
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$91,757
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Materials	0.6%
Money Market Funds	2.5%
Technology	2.9%
Energy	3.6%
Utilities	4.8%
Consumer Discretionary	9.2%
Communications	14.0%
Financials	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class C (IIXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-IIXCX

Catalyst Insider Income Fund

Class I (IIXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$54,544,417
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$91,757
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Materials	0.6%
Money Market Funds	2.5%
Technology	2.9%
Energy	3.6%
Utilities	4.8%
Consumer Discretionary	9.2%
Communications	14.0%
Financials	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Insider Income Fund - Class I (IIXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-IIXIX

Catalyst/CIFC Senior Secured Income Fund

Class A (CFRAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$583,044,839
  Number of Portfolio Holdings316
  Advisory Fee (net of waivers)$1,797,128
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 21.5%
Financials 20.1%
Industrials 12.8%
Consumer Discretionary 11.5%
Money Market Funds 10.9%
Health Care 9.2%
Communications 5.0%
CLO 4.9%
Materials 3.9%
Consumer Staples 3.0%
Fixed Income 2.7%
Energy 2.7%
Utilities 1.8%
Liabilities in Excess of Other Assets -10.0%

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Utilities	1.8%
Energy	2.7%
Fixed Income	2.7%
Consumer Staples	3.0%
Materials	3.9%
CLO	4.9%
Communications	5.0%
Health Care	9.2%
Money Market Funds	10.9%
Consumer Discretionary	11.5%
Industrials	12.8%
Financials	20.1%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class A (CFRAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CFRAX

Catalyst/CIFC Senior Secured Income Fund

Class C (CFRCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$583,044,839
  Number of Portfolio Holdings316
  Advisory Fee (net of waivers)$1,797,128
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Utilities	1.8%
Energy	2.7%
Fixed Income	2.7%
Consumer Staples	3.0%
Materials	3.9%
CLO	4.9%
Communications	5.0%
Health Care	9.2%
Money Market Funds	10.9%
Consumer Discretionary	11.5%
Industrials	12.8%
Financials	20.1%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class C (CFRCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CFRCX

Catalyst/CIFC Senior Secured Income Fund

Class C1 (CFRFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$98	1.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$583,044,839
  Number of Portfolio Holdings316
  Advisory Fee (net of waivers)$1,797,128
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Utilities	1.8%
Energy	2.7%
Fixed Income	2.7%
Consumer Staples	3.0%
Materials	3.9%
CLO	4.9%
Communications	5.0%
Health Care	9.2%
Money Market Funds	10.9%
Consumer Discretionary	11.5%
Industrials	12.8%
Financials	20.1%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class C1 (CFRFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CFRFX

Catalyst/CIFC Senior Secured Income Fund

Class I (CFRIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$583,044,839
  Number of Portfolio Holdings316
  Advisory Fee (net of waivers)$1,797,128
  Portfolio Turnover60%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Utilities	1.8%
Energy	2.7%
Fixed Income	2.7%
Consumer Staples	3.0%
Materials	3.9%
CLO	4.9%
Communications	5.0%
Health Care	9.2%
Money Market Funds	10.9%
Consumer Discretionary	11.5%
Industrials	12.8%
Financials	20.1%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/CIFC Senior Secured Income Fund - Class I (CFRIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CFRIX

Catalyst/MAP Global Balanced Fund

Class A (TRXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$13,895,857
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$0
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	1.8%
Utilities	2.4%
U.S. Treasury Obligations	2.9%
Commodity	3.2%
Communications	6.4%
Energy	6.7%
Industrials	7.4%
Materials	9.6%
Health Care	9.7%
Financials	10.1%
Consumer Discretionary	11.2%
Consumer Staples	13.5%
Technology	14.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class A (TRXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRXAX

Catalyst/MAP Global Balanced Fund

Class C (TRXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$13,895,857
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$0
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	1.8%
Utilities	2.4%
U.S. Treasury Obligations	2.9%
Commodity	3.2%
Communications	6.4%
Energy	6.7%
Industrials	7.4%
Materials	9.6%
Health Care	9.7%
Financials	10.1%
Consumer Discretionary	11.2%
Consumer Staples	13.5%
Technology	14.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class C (TRXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRXCX

Catalyst/MAP Global Balanced Fund

Class I (TRXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$13,895,857
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$0
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	1.8%
Utilities	2.4%
U.S. Treasury Obligations	2.9%
Commodity	3.2%
Communications	6.4%
Energy	6.7%
Industrials	7.4%
Materials	9.6%
Health Care	9.7%
Financials	10.1%
Consumer Discretionary	11.2%
Consumer Staples	13.5%
Technology	14.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/MAP Global Balanced Fund - Class I (TRXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRXIX

Catalyst/SMH High Income Fund

Class A (HIIFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.48%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$17,309,617
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$13,356
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
26.6%
Collateral for Securities Loaned
21.8%
Financials
20.6%
Real Estate
18.8%
Materials
12.0%
Industrials
4.2%
Energy
4.2%
Fixed Income
4.1%
Money Market Funds
4.1%
Communications
2.9%
Consumer Staples
0.8%
Liabilities in Excess of Other Assets
-20.1%

Value	Value
Liabilities in Excess of Other Assets	-20.1%
Consumer Staples	0.8%
Communications	2.9%
Money Market Funds	4.1%
Fixed Income	4.1%
Energy	4.2%
Industrials	4.2%
Materials	12.0%
Real Estate	18.8%
Financials	20.6%
Collateral for Securities Loaned	21.8%
Consumer Discretionary	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class A (HIIFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HIIFX

Catalyst/SMH High Income Fund

Class C (HIICX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.23%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$17,309,617
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$13,356
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.1%
Consumer Staples	0.8%
Communications	2.9%
Money Market Funds	4.1%
Fixed Income	4.1%
Energy	4.2%
Industrials	4.2%
Materials	12.0%
Real Estate	18.8%
Financials	20.6%
Collateral for Securities Loaned	21.8%
Consumer Discretionary	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class C (HIICX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HIICX

Catalyst/SMH High Income Fund

Class I (HIIIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.23%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$17,309,617
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$13,356
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.1%
Consumer Staples	0.8%
Communications	2.9%
Money Market Funds	4.1%
Fixed Income	4.1%
Energy	4.2%
Industrials	4.2%
Materials	12.0%
Real Estate	18.8%
Financials	20.6%
Collateral for Securities Loaned	21.8%
Consumer Discretionary	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH High Income Fund - Class I (HIIIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HIIIX

Catalyst/SMH Total Return Income Fund

Class A (TRIFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.58%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$18,590,123
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$26,760
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
39.5%
Collateral for Securities Loaned
29.2%
Real Estate
15.9%
Consumer Discretionary
13.7%
Energy
11.9%
Industrials
4.8%
Money Market Funds
4.4%
Fixed Income
3.8%
Communications
3.0%
Mixed Allocation
1.0%
Utilities
0.6%
Liabilities in Excess of Other Assets
-27.8%

Value	Value
Liabilities in Excess of Other Assets	-27.8%
Utilities	0.6%
Mixed Allocation	1.0%
Communications	3.0%
Fixed Income	3.8%
Money Market Funds	4.4%
Industrials	4.8%
Energy	11.9%
Consumer Discretionary	13.7%
Real Estate	15.9%
Collateral for Securities Loaned	29.2%
Financials	39.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class A (TRIFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRIFX

Catalyst/SMH Total Return Income Fund

Class C (TRICX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.33%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$18,590,123
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$26,760
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.8%
Utilities	0.6%
Mixed Allocation	1.0%
Communications	3.0%
Fixed Income	3.8%
Money Market Funds	4.4%
Industrials	4.8%
Energy	11.9%
Consumer Discretionary	13.7%
Real Estate	15.9%
Collateral for Securities Loaned	29.2%
Financials	39.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class C (TRICX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRICX

Catalyst/SMH Total Return Income Fund

Class I (TRIIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.33%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$18,590,123
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$26,760
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.8%
Utilities	0.6%
Mixed Allocation	1.0%
Communications	3.0%
Fixed Income	3.8%
Money Market Funds	4.4%
Industrials	4.8%
Energy	11.9%
Consumer Discretionary	13.7%
Real Estate	15.9%
Collateral for Securities Loaned	29.2%
Financials	39.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/SMH Total Return Income Fund - Class I (TRIIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-TRIIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Senior Secured Income Fund
(CFRAX, CFRCX, CFRFX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)

December 31, 2024

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 39

Statements of Operations	Page 40

Statements of Changes in Net Assets	Page 41

Financial Highlights	Page 43

Notes to Financial Statements	Page 55

Additional Information	Page 68

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 43.7%
	ASSET MANAGEMENT — 12.2%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,618,112
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,058,610
				6,676,722
	SPECIALTY FINANCE — 31.5%
2,300,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,300,000
2,700,000	PennyMac Corporation	5.5000	03/15/26	2,659,500
5,000,000	SoFi Technologies, Inc.(a),(b)	9.7800	10/15/26	5,260,700
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,919,500
				17,139,700

	TOTAL CONVERTIBLE BONDS (Cost $23,185,413)			23,816,422

	CORPORATE BONDS — 52.4%
	ASSET MANAGEMENT — 9.9%
2,700,000	Ares Capital Corporation	4.2500	03/01/25	2,694,529
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,779,136
				5,473,665
	GAS & WATER UTILITIES — 4.8%
2,600,000	National Fuel Gas Company	5.5000	01/15/26	2,611,524

	HOME CONSTRUCTION — 4.6%
2,500,000	Century Communities, Inc.	6.7500	06/01/27	2,503,299

	INSURANCE — 7.3%
2,862,526	Ambac Assurance Corporation(a),(d)	5.1000	06/07/69	3,974,034

	INTERNET MEDIA & SERVICES — 14.0%
2,500,000	Expedia Group, Inc.(a)	6.2500	05/01/25	2,501,837
2,500,000	Uber Technologies, Inc.(a)	7.5000	09/15/27	2,546,885
2,612,000	VeriSign, Inc.	5.2500	04/01/25	2,611,875
				7,660,597

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.4% (Continued)
	METALS & MINING — 0.6%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	$310,075

	OIL & GAS PRODUCERS — 3.7%
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	1,991,923

	RETAIL - DISCRETIONARY — 4.6%
2,500,000	Lowe’s Companies, Inc.	4.4000	09/08/25	2,497,166

	SEMICONDUCTORS — 2.9%
1,571,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	1,571,705

	TOTAL CORPORATE BONDS (Cost $28,692,249)			28,593,988

Shares
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
1,384,776	First American Treasury Obligations Fund, Class X, 4.38% (Cost $1,384,776)(c)			1,384,776

	TOTAL INVESTMENTS - 98.6% (Cost $53,262,438)			$53,795,186
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			749,231
	NET ASSETS - 100.0%			$54,544,417

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is 16,165,236 or 29.6% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(d)	Security in default. Non income producing.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.2%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6%
73,949	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$71,619
220,891	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	198,454
2,166,747	Alternative Loan Trust Series 2005-43 4A3(a)		4.1600	10/25/35	1,750,488
317,687	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	266,638
440,612	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	369,811
5,093	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	4,693
198,574	Banc of America Funding Trust Series 2005-H 1A1(a)		6.6130	11/20/35	187,704
43,462	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	36,324
786,180	Banc of America Funding Trust Series 2007-5 CA4		6.0000	07/25/37	680,249
37,024	Banc of America Funding Trust Series 2006-J 2A3(a)		4.4730	01/20/47	31,373
119,078	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	4.9050	02/20/47	102,015
105,885	Banc of America Mortgage Trust Series 2005-A 1A1(a)		3.8790	02/25/35	89,763
8,369	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4780	08/25/35	7,420
377,132	Banc of America Mortgage Trust Series 2005-G 2A1(a)		5.9590	08/25/35	356,122
1,942,630	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	4.8030	05/25/37	1,340,831
184,979	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	139,328
395,035	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.7180	07/25/35	334,463
37,313	Bear Stearns ARM Trust Series 2004-7 1A1(a)		0.0001	10/25/34	28,109
55,630	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.7720	07/25/36	47,555
188,650	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.5520	10/25/36	165,125
168,166	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	159,369
203,303	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	103,971
83,398	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	71,854
67,969	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.1990	05/20/35	64,933
342,284	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.1190	04/20/36	288,960
188,191	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	164,787
826,700	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.0040	10/25/37	206,941
4,108,158	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	3,829,292
263,320	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.8840	03/25/37	230,938
2,834,403	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(a)		3.5850	05/25/47	2,210,632
116,389	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	101,862
569,762	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-30 DB1(a)		7.3630	11/25/32	570,995
245,728	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	240,060
264,881	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	197,342
12,026	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	12,252

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6% (Continued)
19,872	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	$18,961
1,554,704	CSMC Mortgage-Backed Trust Series 2006-5 3A3		1.7570	06/25/36	245,209
1,845,367	CSMC Mortgage-Backed Trust Series 2006-5 3A1		1.7570	06/25/36	291,053
657,654	CSMC Mortgage-Backed Trust Series 2006-5 3A4		1.7570	06/25/36	103,726
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.0900	08/25/36	529,508
2,607,265	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	1,558,722
47,186	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.6780	09/25/34	47,172
7,278	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.9880	08/25/35	5,106
11,639	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		7.3000	05/25/30	11,608
145,074	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		6.3580	11/25/37	110,332
14,064	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		0.0001	03/18/35	14,052
286,488	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	248,255
83,631	GSMPS Mortgage Loan Trust 1998-5 A Series 1998-5 A(a),(c)		7.5000	06/19/27	82,824
139,053	GSMPS Mortgage Loan Trust 1999-2 A Series 1999-2 A(a),(c)		8.0000	09/19/27	138,306
160,068	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	151,639
12,057	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	12,273
34,209	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	33,414
871,872	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	737,478
246,534	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	212,141
504,956	GSR Mortgage Loan Trust Series 2006-9F 4A1		3.1380	10/25/36	197,664
580,460	GSR Mortgage Loan Trust Series 2006-3F 2A5		5.7500	03/25/36	499,483
448,032	HSI Asset Loan Obligation Trust Series 2007-2 3A6		1.8560	09/25/37	140,404
483,601	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.8080	08/25/36	376,690
135,587	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.3670	04/25/35	126,630
77,471	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.2910	05/25/35	52,314
415,901	IndyMac INDX Mortgage Loan Trust Series 2005-AR23 2A1(a)		4.9410	11/25/35	330,176
1,323,410	JP Morgan Alternative Loan Trust Series 2005-S1 1A6		6.5000	12/25/35	451,837
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	127,619
9,718	JP Morgan Mortgage Trust Series 2005-A1 4A1(a)		7.6280	02/25/35	9,530
27,163	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.1900	04/25/36	23,707
361,077	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.7620	05/25/37	306,271
4,194	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	3,914
8,610	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		3.0900	11/25/33	7,674
17,226	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		6.5150	05/25/34	16,523
357,502	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.6570	03/25/35	327,752

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6% (Continued)
93,811	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	$88,325
4,476	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	4,419
63,050	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	57,446
351	MASTR Asset Securitization Trust Series 2005-1 1A1		5.0000	05/25/20	180
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	0.7740	03/25/37	26,624
978,614	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		4.8770	10/25/36	384,362
49,613	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.8720	07/25/34	49,913
186,846	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	170,064
1,295,205	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.6820	08/25/35	565,996
388,981	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(b)	TSFR1M + 0.694%	3.9700	08/25/35	331,928
47,411	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	45,806
280,973	RALI Series 2005-QO1 Trust Series 2005-QO1 A2(b)	12MTA + 1.500%	6.3250	08/25/35	225,535
70,327	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	56,842
2,382,325	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		1.6890	08/25/37	932,975
212,991	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	105,706
793,772	Residential Asset Securitization Trust Series-IP1 B1(a)		5.0070	01/25/34	701,487
38,784	RFMSI Series 2006-S3 A2 Trust Series 2006-S3 A2		5.5000	03/25/36	30,788
132,793	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(a)		4.7620	11/25/34	119,297
181,551	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(a)		5.3170	01/25/35	172,437
31,862	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.5040	04/25/35	31,293
177,937	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(b)	TSFR1M + 0.304%	4.8330	09/25/47	161,434
1,401,633	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		4.0450	04/15/27	1,399,723
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(a)		1.2020	07/25/37	111,603
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(a)		1.2020	07/25/37	86,533
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.2020	07/25/37	185,288
9,626	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.4320	07/25/36	7,709
1,414,394	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	4.5300	06/25/37	1,200,948
5,277,789	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		3.7700	06/25/46	3,208,143
160,453	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	4.2920	06/25/47	140,884
52,683	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2350	01/25/36	48,272
504,809	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(b)	TSFR1M + 0.814%	5.1530	03/25/36	466,271
238,556	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	209,225
					33,539,695

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.2% (Continued)
	HOME EQUITY — 17.7%
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(b)	TSFR1M + 2.064%	3.3420	09/25/32	$64,853
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997- 3 M2F(a)		4.1120	09/25/27	162,043
453,858	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	4.9840	05/28/37	429,665
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	4.9110	06/25/34	319,991
74,604	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	7.3780	08/25/34	71,484
915,923	Bear Stearns Asset Backed Securities Trust Series 2004-2 M2(b)	TSFR1M + 2.964%	4.4940	08/25/34	915,252
5,444	Centex Home Equity Loan Trust Series 2002-A		5.5400	01/25/32	5,457
91,075	AF6 CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	5.4130	06/25/34	91,666
407,863	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	0.5830	05/25/30	404,500
514,397	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	5.1930	05/25/40	508,432
55,112	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	54,660
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M3(b)	TSFR1M + 1.089%	4.3560	03/25/35	263,646
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7(b)	TSFR1M + 2.739%	4.3560	03/25/35	150,935
930,468	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	2.4760	05/25/33	784,709
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(b)	TSFR1M + 6.114%	4.1740	08/25/33	469,732
5,222,712	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(b)	TSFR1M + 0.614%	1.0440	04/25/36	1,097,823
287,398	Meritage Mortgage Loan Trust Series 2004-1 M1(b)	TSFR1M + 0.864%	5.2030	07/25/34	287,369
658,196	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(b)	TSFR1M + 2.364%	4.4250	04/25/35	627,050
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	7.0780	01/25/34	62,263
5,827,783	Morgan Stanley Mortgage Loan Trust 2006-15XS Series 15XS A6B(d)		6.3300	11/25/36	4,385,464
807,013	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006- AF1 A4(b)	TSFR1M + 0.774%	0.9070	10/25/36	177,719
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	5.9160	06/25/34	158,464
254,492	RASC Series 2004-KS10 M4 Trust Series 2004-KS10 M4(b)	TSFR1M + 2.589%	6.9280	11/25/34	253,999
237,651	Renaissance Home Equity Loan Trust Series 2003-2 M1(b)	TSFR1M + 1.352%	3.6640	08/25/33	221,166
618,507	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		2.5850	02/25/30	751,678
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(b)	TSFR1M + 1.164%	4.1380	05/25/35	3,082,624
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	1.5090	04/25/37	7,480,654
					23,283,298
	NON AGENCY CMBS — 24.8%
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E E(a),(c)		3.5880	05/10/47	4,520,813
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,723,706
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(a)		4.4570	11/10/48	3,496,033
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0001	10/10/46	443,726
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.5730	06/10/47	871,879

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.2% (Continued)
	NON AGENCY CMBS — 24.8% (Continued)
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		3.5820	06/10/47	$1,272,983
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	121,503
2,000,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(a)		3.9390	07/15/45	1,803,232
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.1530	11/15/48	150,330
4,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(c)		5.1640	03/15/45	1,880,950
4,623,509	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1650	10/12/52	3,695,792
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME - —%	7.7500	11/15/27	8,529,076
1,802,178	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.3170	03/15/45	1,700,873
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	1,378,431
					32,589,327
	RESIDENTIAL MORTGAGE — 21.1%
81,091	Carrington Mortgage Loan Trust Series 2004-NC2 M1(b)	TSFR1M + 1.149%	5.4880	08/25/34	80,903
5,120,887	Carrington Mortgage Loan Trust Series 2006-FRE2 A5 A5(b)	TSFR1M + 0.194%	3.0050	03/25/35	4,069,692
8,881,148	Carrington Mortgage Loan Trust Series 2006-FRE2 A2 A2(b)	TSFR1M + 0.234%	3.0050	10/25/36	7,058,855
2,132,652	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(b)	TSFR1M + 0.274%	3.0050	10/25/36	1,695,232
997,919	Countrywide Asset-Backed Certificates Series 2002-4 M2(b)	TSFR1M + 2.364%	5.3620	11/25/32	1,033,734
928,113	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB2 M2(b)	TSFR1M + 2.064%	1.5360	04/25/32	980,030
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(b)	US0001M + 2.850%	7.8100	02/25/33	40,088
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(b)	TSFR1M + 1.614%	3.4290	12/25/35	1,518,101
1,961,153	CSMC Trust Series 2006-CF3 M3(b),(c)	TSFR1M + 1.364%	5.7030	10/25/36	2,249,276
1,168,247	CWABS Asset-Backed Certificates Trust Series 2004-10 MF3(a)		5.3100	09/25/34	1,011,242
626,282	Encore Credit Receivables Trust Series 2005-1 M4(b)	TSFR1M + 1.134%	4.0540	07/25/35	560,209
667,699	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.7970	07/25/34	565,970
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.380%	2.3080	11/25/34	207,641
2,126,944	GSRPM Mortgage Loan Trust Series 2007-1 A(b),(c)	TSFR1M + 0.514%	3.1010	10/25/46	1,942,792
71,866	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(b)	TSFR1M + 0.274%	4.6130	11/25/36	64,070
388,529	IXIS Real Estate Capital Trust Series 2006-HE2 A3(b)	TSFR1M + 0.434%	1.0580	08/25/36	105,927
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	5.9530	09/25/34	42,599
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	1.0980	02/25/47	831,826
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(b)	TSFR1M + 2.289%	3.2120	10/25/34	2,751,813
507,683	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(b)	TSFR1M + 0.464%	2.6120	03/25/37	271,312
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(b)	TSFR1M + 1.839%	6.1780	05/25/34	180,363
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(b)	TSFR1M + 2.169%	6.5080	02/25/35	285,907
					27,547,582

	TOTAL ASSET BACKED SECURITIES (Cost $146,542,920)				$116,959,902

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.3%
149,023	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	4,335
4,377	Fannie Mae REMICS Series 2012-94 YS(b),(e)	SOFR30A + 6.536%	1.9670	06/25/39	6
2,408,527	Fannie Mae REMICS Series 2010-27 SG(b),(e)	SOFR30A + 4.886%	0.3170	04/25/40	117,573
2,951,287	Fannie Mae REMICS Series 2011-117 SA(b),(e)	SOFR30A + 6.436%	1.8670	11/25/41	306,063
825,659	Fannie Mae REMICS Series 2011-124 NS(b),(e)	SOFR30A + 6.386%	1.8170	12/25/41	83,993
709,862	Fannie Mae REMICS Series 2012-126 SJ(b),(e)	SOFR30A + 4.886%	0.3170	11/25/42	39,682
2,731,515	Fannie Mae REMICS Series 2014-6 SA(b),(e)	SOFR30A + 6.486%	1.9170	02/25/44	300,370
628,185	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	23,036
25,045	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	1,352
2,076,995	Fannie Mae REMICS Series 2016-64 SA(b),(e)	SOFR30A + 5.886%	1.3170	09/25/46	206,049
557,105	Fannie Mae REMICS Series 2017-38 S(b),(e)	SOFR30A + 5.986%	1.4170	05/25/47	57,794
844,695	Fannie Mae REMICS Series 2017-112 SC(b),(e)	SOFR30A + 6.036%	1.4670	01/25/48	90,702
13,342,253	Fannie Mae REMICS Series 2018-28 ID(a),(e)		1.6690	05/25/48	1,037,001
217,343	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	SOFR30A + 5.936%	1.3670	03/25/50	23,623
2,972,119	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	476,558
3,040,461	Fannie Mae REMICS Series 2021-56 IM(b),(e)	SOFR30A + 2.200%	0.0001	09/25/51	56,938
19,677,280	Fannie Mae REMICS Series 2021-69 JS(b),(e)	SOFR30A + 2.550%	0.0001	10/25/51	265,118
11,056,372	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,391,442
2,613,601	Fannie Mae REMICS Series 2012-88 SB(b),(e)	SOFR30A + 6.556%	1.9870	07/25/42	252,636
133,285	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	3,505
6,511,996	Freddie Mac REMICS Series 4639 GS(b),(e)		1.4590	03/15/36	381,436
736,985	Freddie Mac REMICS Series 3852 SW(b),(e)	SOFR30A + 5.886%	1.2880	05/15/41	65,632
130,730	Freddie Mac REMICS Series 3980 TS(b),(e)	SOFR30A + 6.386%	1.7880	09/15/41	14,812
685,824	Freddie Mac REMICS Series 4100 TS(e)		3.5000	10/15/41	78,814
439,546	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	7,076
5,250,294	Freddie Mac REMICS Series 4239 NI(b),(e)	SOFR30A + 28.791%	1.4760	07/15/43	935,517
51,962	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	4,441
423,832	Freddie Mac REMICS Series 4314 SE(b),(e)	SOFR30A + 5.936%	1.3380	03/15/44	38,416
322,390	Freddie Mac REMICS Series 4431 ST(b),(e)	SOFR30A + 5.986%	1.3880	01/15/45	32,788
21,412	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	232
132,109	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	1,299
5,137,794	Freddie Mac REMICS Series 4604 SA(b),(e)	SOFR30A + 5.986%	1.3880	08/15/46	426,041
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	167,821

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.3% (Continued)
5,472,645	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	$610,963
17,973,922	Freddie Mac REMICS Series 5090 SA(b),(e)	SOFR30A + 1.550%	0.0001	03/25/51	42,862
14,407,263	Freddie Mac REMICS Series 5177 AS(b),(e)	SOFR30A + 3.150%	0.0001	12/25/51	104,241
261,905	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	8,238
5,076,383	Government National Mortgage Association Series 2010-147 S(b),(e)	TSFR1M + 6.536%	2.1650	11/20/40	550,203
10,171,851	Government National Mortgage Association Series 2011-99 DS(b),(e)	TSFR1M + 5.986%	1.5880	07/16/41	840,480
2,242,323	Government National Mortgage Association Series 2011-100 SA(b),(e)	TSFR1M + 5.336%	0.9650	07/20/41	158,271
2,984,944	Government National Mortgage Association Series 2015-3 DS(b),(e)	TSFR1M + 5.486%	1.1150	11/20/41	52,642
161,804	Government National Mortgage Association Series 2012-36 QS(b),(e)	TSFR1M + 6.506%	2.1350	03/20/42	12,944
1,502,735	Government National Mortgage Association Series 2014-3 SE(b),(e)	TSFR1M + 6.036%	1.6380	01/16/44	133,749
2,175,528	Government National Mortgage Association Series 2014-36 SY(b),(e)	TSFR1M + 6.086%	1.6880	03/16/44	198,282
2,523,352	Government National Mortgage Association Series 2014-133 SA(b),(e)	TSFR1M + 6.136%	1.7380	09/16/44	195,909
185,635	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	3,698
1,637,626	Government National Mortgage Association Series 2019-22 SA(b),(e)	TSFR1M + 5.486%	1.1150	02/20/45	129,475
197,595	Government National Mortgage Association Series 2016-1 ST(b),(e)	TSFR1M + 6.086%	1.7150	01/20/46	19,683
2,068,156	Government National Mortgage Association Series 2018-120 JS(b),(e)	TSFR1M + 6.086%	1.7150	09/20/48	186,291
4,257,269	Government National Mortgage Association Series 2018-154 SP(b),(e)	TSFR1M + 6.036%	1.6650	11/20/48	453,300
3,302,566	Government National Mortgage Association Series 2018-154 HS(b),(e)	TSFR1M + 6.086%	1.7150	11/20/48	294,961
11,233,689	Government National Mortgage Association Series 2019-20 ES(b),(e)	TSFR1M + 3.676%	0.0001	02/20/49	155,667
2,139,758	Government National Mortgage Association Series 2020-86 SN(b),(e)	TSFR1M + 5.936%	1.5650	08/20/49	211,747
19,413,617	Government National Mortgage Association Series 2019-112 AS(b),(e)	TSFR1M + 3.296%	0.0001	09/20/49	356,187
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	430,751
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	149,439
14,844,190	Government National Mortgage Association Series 2022-22 PS(b),(e)	SOFR30A + 3.650%	0.0001	08/20/51	249,825
108,867	Government National Mortgage Association Series 2024-4 IC(e)		7.0000	03/20/52	4,836
16,110,896	Government National Mortgage Association Series 2022-83 SJ(b),(e)	SOFR30A + 3.200%	0.0001	05/20/52	119,374
16,097,916	Government National Mortgage Association Series 2022-93 AS(b),(e)	SOFR30A + 4.150%	0.0001	05/20/52	496,279
40,907,470	Government National Mortgage Association Series 2022-121 SA(b),(e)	SOFR30A + 3.690%	0.0001	07/20/52	513,581
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $24,008,299)				13,575,979

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
659,450	First American Treasury Obligations Fund, Class X, 4.38% (Cost $659,450)(f)	$659,450

	TOTAL INVESTMENTS - 100.0% (Cost $171,210,669)	$131,195,331
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	58,583
	NET ASSETS - 100.0%	$131,253,914

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security: the rate shown represents the rate on December 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is 36,905,260 or 28.1% of net assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.

(e)	Interest only securities.

(f)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 48.7%
	ADVERTISING & MARKETING - 0.5%
37,700	Havas BV(a)	$63,363

	BEVERAGES - 1.7%
600,000	Thai Beverage PCL	239,436

	BIOTECH & PHARMA - 8.0%
1,960	Johnson & Johnson	283,455
1,740	Novartis A.G. - ADR	169,319
7,528	Sanofi S.A. - ADR	363,076
23,000	Takeda Pharmaceutical Company Ltd. - ADR	304,520
		1,120,370
	CHEMICALS - 0.7%
4,190	Mosaic Company	102,990

	CONSTRUCTION MATERIALS - 3.7%
3,930	Holcim A.G.	378,365
7,000	MDU Resources Group, Inc.	126,140
		504,505
	E-COMMERCE DISCRETIONARY - 1.6%
3,500	eBay, Inc.(b)	216,825

	ENGINEERING & CONSTRUCTION - 2.3%
1,750	Everus Construction Group, Inc.(a)	115,063
5,285	Tetra Tech, Inc.	210,554
		325,617
	ENTERTAINMENT CONTENT - 1.4%
37,700	Canal + SADIR(a)	95,815
37,700	Vivendi S.E.	100,489
		196,304
	FOOD - 2.1%
3,533	Nestle S.A. - ADR	288,646

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 48.7% (Continued)
	GAS & WATER UTILITIES - 1.6%
3,775	National Fuel Gas Company	$229,067

	HOME CONSTRUCTION - 0.2%
500	Fortune Brands Innovations, Inc.	34,165

	HOUSEHOLD PRODUCTS - 0.7%
1,800	Unilever PLC - ADR	102,060

	INTERNET MEDIA & SERVICES - 1.5%
600	Alphabet, Inc., Class C	114,264
153	Meta Platforms, Inc., Class A	89,583
		203,847
	LEISURE FACILITIES & SERVICES - 0.5%
9,200	Arcos Dorados Holdings, Inc., Class A	66,976

	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,900	Medtronic PLC	231,652

	METALS & MINING - 0.7%
1,000	Freeport-McMoRan, Inc.	38,080
12,000	Grupo Mexico S.A.B. de C.V. - Series B	57,139
		95,219
	OIL & GAS PRODUCERS - 1.0%
1,000	Chevron Corporation	144,840

	PUBLISHING & BROADCASTING - 0.4%
37,700	Louis Hachette Group(a)	58,973

	RETAIL - CONSUMER STAPLES - 0.7%
1,064	PriceSmart, Inc.	98,069

	RETAIL - DISCRETIONARY - 0.9%
323	Home Depot, Inc.	125,644

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 48.7% (Continued)
	SEMICONDUCTORS - 1.7%
600	Applied Materials, Inc.			$97,578
1,630	Micron Technology, Inc.			137,181
				234,759
	SOFTWARE - 3.7%
1,190	Microsoft Corporation			501,585

	TECHNOLOGY HARDWARE - 3.4%
650	Apple, Inc.			162,773
5,325	Cisco Systems, Inc.			315,240
				478,013
	TELECOMMUNICATIONS - 2.7%
5,000	AT&T, Inc.			113,850
26,340	Orange S.A. - ADR			259,186
				373,036
	TOBACCO & CANNABIS - 3.5%
15,000	Imperial Brands PLC - ADR			480,750

	WHOLESALE - CONSUMER STAPLES - 1.8%
3,217	Bunge Global S.A.			250,154

	TOTAL COMMON STOCKS (Cost $5,547,138)			6,766,865

	EXCHANGE-TRADED FUNDS — 3.2%
	COMMODITY - 3.2%
8,500	SPDR Gold MiniShares Trust(a)			441,915
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 43.8%
	AEROSPACE & DEFENSE — 1.8%
250,000	Hexcel Corporation(g)	4.9500	08/15/25	249,299

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.8% (Continued)
	AUTOMOTIVE — 4.6%
200,000	Ford Motor Credit Company, LLC	2.3000	02/10/25	$199,344
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	248,534
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	191,135
				639,013
	BANKING — 1.4%
200,000	Sumitomo Mitsui Financial Group, Inc.	1.4740	07/08/25	196,697

	CHEMICALS — 1.1%
150,000	Nutrien Ltd.	3.0000	04/01/25	149,352

	CONTAINERS & PACKAGING — 1.3%
175,000	Ball Corporation	5.2500	07/01/25	175,495

	ELECTRIC UTILITIES — 0.7%
100,000	DTE Energy Company	1.0500	06/01/25	98,476

	ELECTRICAL EQUIPMENT — 1.8%
250,000	Legrand France S.A.	8.5000	02/15/25	250,746

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	237,778

	LEISURE FACILITIES & SERVICES — 2.0%
275,000	Las Vegas Sands Corporation	2.9000	06/25/25	272,180

	OIL & GAS PRODUCERS — 5.7%
275,000	Canadian Natural Resources Ltd.	2.0500	07/15/25	270,943
250,000	Petroleos Mexicanos	4.2500	01/15/25	249,522
275,000	Range Resources Corporation	4.8750	05/15/25	274,429
				794,894
	REAL ESTATE INVESTMENT TRUSTS — 1.8%
250,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.2500	06/01/25	250,099

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.8% (Continued)
	RETAIL - DISCRETIONARY — 1.4%
200,000	Kohl’s Corporation	4.2500	07/17/25	$198,156

	SEMICONDUCTORS — 0.9%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	124,160

	SPECIALTY FINANCE — 6.1%
400,000	Aircastle Ltd.	4.2500	06/15/26	396,016
250,000	Ally Financial, Inc.	5.7500	11/20/25	251,418
200,000	Synchrony Financial	4.5000	07/23/25	199,266
				846,700
	STEEL — 2.1%
300,000	ArcelorMittal S.A.	6.1250	06/01/25	300,934

	TECHNOLOGY HARDWARE — 5.0%
225,000	NetApp, Inc.	1.8750	06/22/25	221,624
475,000	Seagate HDD Cayman	4.7500	01/01/25	475,000
				696,624
	TOBACCO & CANNABIS — 3.0%
250,000	BAT International Finance PLC	1.6680	03/25/26	240,633
175,000	Reynolds American, Inc.	4.4500	06/12/25	174,554
				415,187
	TRANSPORTATION & LOGISTICS — 1.4%
200,000	Ryder System, Inc.	4.6250	06/01/25	199,741

	TOTAL CORPORATE BONDS (Cost $6,084,384)			6,095,531

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.9%
	U.S. TREASURY NOTES — 2.9%
405,000	United States Treasury Note	2.5000	01/31/25	404,401

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $404,387)

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 0.9%
	BANKING - 0.9%
125,000	American Express National Bank	5.2500	03/24/25	$125,265
	TOTAL CERTIFICATE OF DEPOSIT (Cost $125,000)

Shares
	SHORT-TERM INVESTMENTS — 0.0%(c)
	MONEY MARKET FUNDS - 0.0% (c)
515	First American Treasury Obligations Fund, Class X, 4.38% (Cost $515)(d)			515

	TOTAL INVESTMENTS - 99.5% (Cost $12,475,882)			$13,834,492
	CALL OPTIONS WRITTEN - 0.0% (Premiums received - $5,563)			(4,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			65,390
	NET ASSETS - 100.0%			$13,895,857

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0% (f)
	CALL OPTIONS WRITTEN- 0.0%(f)
35	eBay, Inc.	PER	01/17/2025	$62.50	$216,825	$4,025

	TOTAL CALL OPTIONS WRITTEN (Premiums received - $5,563)

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	Non-income producing security.

(b)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of December 31, 2024.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Percentage rounds to greater than (0.1%).

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 2.7%
	FIXED INCOME - 2.7%
425,928	Invesco Senior Loan ETF				$8,974,303
160,158	SPDR Blackstone Senior Loan ETF				6,683,393
					15,657,696

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,556,079)				15,657,696

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 4.8%
	CLO — 4.8%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	10.8790	07/20/31	497,157
1,500,000	Apidos Clo XL Ltd. Series 40A ER(a),(b)	TSFR3M + 5.600%	10.2560	07/15/37	1,504,538
1,250,000	Apidos CLO XXXII Series 32A ER(a),(b)	TSFR3M + 5.500%	10.1170	01/20/33	1,247,689
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	10.4180	04/15/30	501,501
1,000,000	Bardot CLO Ltd. Series 2019-2A ER(a),(b)	TSFR3M + 6.562%	11.1930	10/22/32	993,712
1,500,000	Betony CLO 2 Ltd. Series 2018-1A D(a),(b)	TSFR3M + 5.912%	10.5010	04/30/31	1,481,306
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.8370	10/25/30	486,780
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	9.9680	07/15/31	471,736
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	10.7790	01/20/31	496,024
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	10.1350	05/15/31	2,016,521
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	10.3090	04/17/31	469,674
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	10.3090	04/17/30	1,001,273
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	11.1180	10/15/30	1,005,798
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	11.0790	10/19/29	726,256
500,000	Galaxy XV CLO Ltd. Series 2013-15A ER(a),(b)	TSFR3M + 6.907%	11.5630	10/15/30	498,555
624,000	Galaxy XX CLO Ltd. Series 2015-20A ER(a),(b)	TSFR3M + 5.562%	10.1790	04/20/31	625,120
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.1290	04/20/31	498,855
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	10.4790	01/20/31	502,857
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	11.4790	10/20/29	500,117
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.0870	07/25/31	500,958
1,500,000	Meacham Park Clo Ltd. Series 1A E(a),(b)	TSFR3M + 5.350%	10.1390	10/20/37	1,492,943
500,000	Midocean Credit CLO IX Series 2018-9A E(a),(b)	TSFR3M + 6.312%	10.9290	07/20/31	492,585
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.3180	07/15/30	464,293
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	10.2870	07/25/30	496,694
500,000	Octagon Investment Partners Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	7.6090	04/16/31	500,653

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.8% (Continued)
	CLO — 4.8% (Continued)
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.0370	01/25/31	$474,356
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	10.3430	01/22/30	1,489,188
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	10.6090	01/17/31	499,959
1,000,000	Regatta XIV Funding Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.8370	10/25/31	991,397
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	10.6290	10/20/30	1,001,510
1,000,000	Shackleton 2013-IV-R CLO Ltd. Series 4RA D(a),(b)	TSFR3M + 6.112%	10.7680	04/13/31	980,084
1,000,000	THL Credit Wind River Clo Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	10.4180	07/15/30	992,125
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	10.7790	04/20/31	501,560
1,000,000	VOYA CLO Series 2017-2A D(a),(b)	TSFR3M + 6.282%	10.9380	06/07/30	999,964
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	11.9290	07/20/29	360,590
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	10.9490	10/20/31	491,134
					28,255,462
	TOTAL ASSET BACKED SECURITIES (Cost $27,940,384)				28,255,462

	CORPORATE BONDS — 3.3%
	AEROSPACE & DEFENSE — 0.0%(c)
278,000	OneSky Flight, LLC(a)		8.8750	12/15/29	278,513

	BIOTECH & PHARMA — 0.5%
1,400,000	Endo Finance Holdings, Inc.(a)		8.5000	04/15/31	1,485,097
1,300,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		7.8750	05/15/34	1,330,692
					2,815,789
	CHEMICALS — 0.2%
1,240,000	Valvoline, Inc.(a)		3.6250	06/15/31	1,063,355

	COMMERCIAL SUPPORT SERVICES — 0.1%
736,000	Aramark Services, Inc.(a)		5.0000	04/01/25	734,842
134,000	Deluxe Corporation(a)		8.1250	09/15/29	136,046
					870,888
	ELECTRIC UTILITIES — 0.3%
485,000	Alpha Generation, LLC(a)		6.7500	10/15/32	480,295
1,510,000	Lightning Power, LLC(a)		7.2500	08/15/32	1,557,010
					2,037,305

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.3% (Continued)
	FOOD — 0.2%
885,000	Chobani Holdco II, LLC(a)	8.7500	10/01/29	$938,116

	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,300,000	DaVita, Inc.(a)	6.8750	09/01/32	1,311,538
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,197,719
910,000	LifePoint Health, Inc.(a)	10.0000	06/01/32	926,437
				3,435,694
	INSURANCE — 0.2%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,413,418

	OIL & GAS PRODUCERS — 0.3%
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	77,038
93,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	102,848
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,427,275
				1,607,161
	RETAIL - DISCRETIONARY — 0.2%
1,400,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	1,344,100

	SPECIALTY FINANCE — 0.3%
1,344,000	Azorra Finance Ltd.(a)	7.7500	04/15/30	1,337,532
172,000	OneMain Finance Corporation	6.6250	05/15/29	174,356
				1,511,888
	TELECOMMUNICATIONS — 0.1%
584,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)	8.2500	10/01/31	603,852

	TRANSPORTATION & LOGISTICS — 0.3%
1,400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	1,488,952

	TOTAL CORPORATE BONDS (Cost $19,253,090)			19,409,031

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3%
	AEROSPACE & DEFENSE — 2.5%
246,383	Azorra Soar Tlb Finance Ltd.(b)	TSFR1M + 3.500%	8.3450	10/18/29	$248,384
4,290,126	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	7.8540	10/31/28	4,317,948
449,000	Goat Holdco, LLC(b)	TSFR1M + 3.000%	7.5530	12/10/31	449,898
2,232,000	Signia Aerospace, LLC(b)	TSFR1M + 3.000%	7.6330	11/24/31	2,236,196
186,000	Signia Aerospace, LLC(b),(e)	TSFR1M + 1.000%	7.6330	11/24/31	186,350
2,295,263	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.500%	9.0850	11/23/27	2,321,566
3,747,705	TransDigm, Inc.(b)	TSFR1M + 2.750%	8.0590	08/24/28	3,763,914
1,032,614	TransDigm, Inc.(b)	TSFR1M + 3.250%	7.1040	02/28/31	1,035,547
					14,559,803
	APPAREL & TEXTILE PRODUCTS — 0.5%
2,092,431	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 2.250%	6.7330	12/21/28	2,103,218
909,101	Varsity Brands, LLC(b)	TSFR1M + 3.750%	8.8210	07/28/31	911,260
					3,014,478
	ASSET MANAGEMENT — 4.4%
2,058,228	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	9.1700	12/08/28	2,077,267
110,000	DRW Holdings, LLC(b)	TSFR6M + 3.500%	8.2550	06/26/31	110,206
2,241,925	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	7.3750	04/07/28	2,258,268
4,395,995	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	10.0950	10/23/28	4,441,340
101,249	First Eagle Holdings, Inc.(b)	TSFR1M + 3.000%	7.6040	02/22/29	101,582
3,160,549	Focus Financial Partners, LLC(b)	TSFR1M + 3.250%	8.0950	09/10/31	3,193,529
339,451	Focus Financial Partners, LLC(b),(e)	TSFR1M + 3.250%	8.4450	09/10/31	342,993
603,424	GTCR Everest Borrower, LLC(b)	TSFR1M + 3.000%	7.6040	06/03/31	606,628
871,000	Guggenheim Partners Investment Management(b)	TSFR1M + 2.500%	7.1110	11/24/31	875,355
2,541,081	June Purchaser, LLC(b)	TSFR1M + 3.250%	8.4510	09/11/31	2,572,451
423,514	June Purchaser, LLC(b),(e)	TSFR1M + 3.250%	8.4510	09/11/31	428,742
7,497,993	Osaic Holdings, Inc.(b)	TSFR1M + 3.500%	8.1110	08/16/28	7,537,620
214,000	PEX Holdings, LLC(b)	TSFR1M + 2.750%	7.3830	11/19/31	215,338
1,088,962	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.250%	6.9340	07/01/26	1,091,118
					25,852,437
	AUTOMOTIVE — 1.5%
3,184,038	First Brands Group, LLC(b)	SOFRRATE + 5.000%	9.8470	03/24/27	2,998,313
2,018,506	First Brands Group, LLC(b)	TSFR1M + 6.000%	9.8470	03/30/27	1,896,144
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	14.0140	03/30/28	1,032,068

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	AUTOMOTIVE — 1.5% (Continued)
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	9.9660	11/17/28	$861,548
2,325,701	Tenneco, Inc.(b)	TSFR1M + 4.750%	10.1700	11/17/28	2,250,476
					9,038,549
	BEVERAGES — 0.1%
290,803	Pegasus Bidco BV(b)	TSFR1M + 3.250%	8.1070	07/12/29	293,894

	BIOTECH & PHARMA — 1.1%
928,948	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 5.500%	10.3450	05/04/28	957,207
779,954	Curium Bidco Sarl(b)	TSFR1M + 3.500%	8.3230	07/31/29	789,220
4,758,056	Grifols Worldwide Operations USA, Inc.(b)	TSFR3M + 2.000%	7.4440	11/08/27	4,746,470
					6,492,897
	CABLE & SATELLITE — 0.2%
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.7940	03/06/31	1,164,341

	CHEMICALS — 1.5%
101,235	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	8.9070	07/07/30	101,741
1,061,832	INEOS US Petrochem, LLC(b)	TSFR1M + 4.350%	9.1950	11/14/29	1,071,123
228,000	INEOS US Petrochem, LLC(b)	TSFR1M + 4.250%	9.1700	10/02/31	230,565
2,160,468	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.8540	04/03/28	2,180,053
1,919,527	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.8540	04/03/28	1,943,924
1,580,842	Olympus Water US Holding Corporation(b)	TSFR1M + 3.500%	8.1040	06/06/31	1,587,759
633,220	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.0960	04/30/28	638,314
1,043,751	Windsor Holdings III, LLC(b)	TSFR1M + 3.500%	8.2590	08/01/30	1,058,103
					8,811,582
	COMMERCIAL SUPPORT SERVICES — 5.9%
175,177	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	8.6040	10/05/30	177,367
1,644,359	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	8.5350	05/05/28	1,651,775
101,310	ArchKey Holdings, Inc.(b)	TSFR1M + 4.750%	9.5950	10/10/31	102,149
11,690	ArchKey Holdings, Inc.(b),(e)	TSFR1M – 0.000%	9.5950	10/10/31	11,786
310,201	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	7.4440	09/29/28	311,708
2,938,387	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.615%	8.4600	09/29/28	2,966,537
1,273,136	Conservice Midco, LLC(b)	TSFR1M + 3.500%	8.3450	05/13/27	1,284,276
959,556	Creative Artists Agency, LLC(b)	TSFR1M + 2.750%	7.4350	09/12/31	965,352
2,001,018	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	8.3300	08/03/29	2,018,157

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.9% (Continued)
4,394,599	Garda World Security Corporation(b)	TSFR1M + 3.500%	8.2860	02/01/29	$4,419,340
5,965,854	Grant Thornton LLP/Chicago(b)	TSFR1M + 3.250%	8.0950	05/30/31	5,974,624
2,073,276	OMNIA Partners, LLC(b)	TSFR1M + 3.750%	7.3670	07/25/30	2,086,047
937,186	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	6.5240	10/15/30	940,503
3,823,588	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	8.0540	10/24/31	3,836,990
273,113	Raven Acquisition Holdings, LLC(b),(e)	TSFR1M + 1.000%	8.0540	10/24/31	274,071
530,602	Ryan, LLC(b)	TSFR1M + 4.500%	8.1820	11/09/30	532,759
1,432,833	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	9.5950	03/11/31	1,447,763
5,335,431	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	8.3540	02/01/31	5,364,029
					34,365,233
	CONSTRUCTION MATERIALS — 0.8%
995,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.9350	03/26/29	995,622
3,635,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.500%	7.8440	03/25/31	3,637,472
					4,633,094
	CONSUMER SERVICES — 1.4%
1,069,742	Fugue Finance, LLC(b)	TSFR1M + 4.000%	8.6040	01/26/28	1,081,220
304,470	Fugue Finance, LLC(b)	TSFR1M + 3.750%	8.8070	02/13/31	306,944
102,000	Fugue Finance, LLC(b)	TSFR1M + 3.250%	7.8030	12/05/31	103,094
1,248,949	KUEHG Corporation(b)	TSFR1M + 3.250%	8.0090	06/12/30	1,263,337
1,835,000	Lernen US Finco, LLC(b)	TSFR1M + 4.000%	8.9200	10/01/31	1,857,938
1,565,742	Prometric Holdings, Inc.(b)	TSFR1M + 4.750%	9.5500	01/31/28	1,588,007
1,012,480	Spin Holdco, Inc.(b)	TSFR3M + 4.000%	9.2560	03/01/28	857,211
848,652	University Support Services, LLC(b)	TSFR1M + 3.350%	7.5950	06/29/28	853,604
					7,911,355
	CONTAINERS & PACKAGING — 1.4%
5,393,307	Charter Next Generation, Inc.(b)	TSFR1M + 3.000%	7.7590	10/29/31	5,429,145
1,819,782	Graham Packaging Company, Inc.(b)	TSFR1M + 2.500%	7.3450	08/04/27	1,826,361
1,141,389	Proampac PG Borrower, LLC(b)	TSFR1M + 4.000%	8.9640	09/15/28	1,146,383
					8,401,889
	E-COMMERCE DISCRETIONARY — 0.5%
2,667,832	CNT Holdings I Corporation(b)	TSFR1M + 3.500%	8.0850	10/16/27	2,688,601

	ELECTRIC UTILITIES — 1.4%
2,529,555	Alpha Generation, LLC(b)	TSFR1M + 2.750%	7.4460	09/30/31	2,550,423

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	ELECTRIC UTILITIES — 1.4% (Continued)
1,500,000	Calpine Construction Finance Company, L.P.(b)	TSFR1M + 2.000%	7.1620	07/31/30	$1,498,433
1,000,000	Calpine Corporation(b)	TSFR1M + 2.000%	7.3210	12/16/27	997,845
1,466,000	Edgewater Generation, LLC(b)	TSFR1M + 4.250%	9.0950	07/26/30	1,488,518
1,891,105	Lightning Power, LLC(b)	TSFR1M + 3.250%	8.3460	08/18/31	1,915,009
					8,450,228
	ELECTRICAL EQUIPMENT — 0.5%
607,276	Belfor Holdings, Inc.(b)	TSFR1M + 3.750%	8.5950	10/25/30	614,867
1,276,161	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 4.250%	9.0950	10/11/31	1,276,167
1,000,000	Vantage Elevator Solutions(b)	TSFR1M + 3.750%	8.5820	11/10/28	984,285
					2,875,319
	ENGINEERING & CONSTRUCTION — 0.3%
1,274,483	Chromalloy Corporation(b)	TSFR1M + 3.750%	8.3540	03/24/31	1,277,669
245,385	Service Logic Acquisition, Inc.(b)	TSFR1M + 3.500%	8.3140	10/29/27	247,380
					1,525,049
	ENTERTAINMENT CONTENT — 0.3%
759,741	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.4600	09/01/27	738,689
821,387	NEP Group, Inc.(b)	TSFR1M + 4.115%	8.8650	08/19/26	753,622
					1,492,311
	FOOD — 1.3%
3,973,365	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	7.7720	11/08/29	3,991,562
1,428,750	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	8.8440	12/01/26	1,443,038
500,000	Upfield USA Corporation(b)	TSFR1M + 4.250%	9.6000	01/03/28	502,413
1,500,000	Utz Quality Foods, LLC(b)	TSFR1M + 2.750%	8.0940	01/20/28	1,506,405
					7,443,418
	HEALTH CARE FACILITIES & SERVICES — 6.3%
246,803	ADMI Corporation(b)	TSFR1M + 3.375%	8.3350	12/23/27	242,330
570,688	ADMI Corporation(b)	TSFR1M + 5.750%	10.5950	12/23/27	574,254
496,222	Charlotte Buyer, Inc.(b)	TSFR1M + 4.750%	9.5730	02/11/28	499,852
219,000	Electron Bidco, Inc.(b)	TSFR1M + 2.750%	7.1250	10/07/28	220,082
187,757	Hanger, Inc.(b),(e)	TSFR1M + 1.000%	8.3510	10/16/31	189,845
1,458,243	Hanger, Inc.(b)	TSFR1M + 3.500%	8.3510	10/16/31	1,474,466
5,175,308	Heartland Dental, LLC(b)	TSFR1M + 4.500%	9.3450	04/28/28	5,192,283
6,795,473	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.9120	05/14/31	6,828,058
1,985,025	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	8.1110	05/19/31	1,991,853

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 6.3% (Continued)
3,314,675	MED ParentCo, L.P.(b)	TSFR1M + 3.500%	8.2380	04/15/31	$3,345,402
161,491	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.4540	02/18/28	160,355
5,616,813	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	8.5750	02/18/28	5,577,298
648,375	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.250%	7.8800	05/06/31	656,156
2,030,816	Phoenix Guarantor, Inc.(b)	TSFR1M + 2.500%	6.9520	02/21/31	2,040,595
4,370,298	Phoenix Newco, Inc.(b)	TSFR1M + 3.000%	7.6850	11/15/28	4,405,807
1,174,000	Southern Veterinary Partners, LLC(b)	TSFR1M + 3.250%	8.0310	10/30/31	1,183,762
1,929,945	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.3540	09/19/30	1,888,693
					36,471,091
	HOME & OFFICE PRODUCTS — 2.2%
3,476,671	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.5530	07/31/28	3,483,938
2,662,212	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	8.3570	06/17/28	2,667,776
6,131,022	Weber-Stephen Products, LLC(b)	TSFR1M + 3.250%	8.2100	10/20/27	6,121,426
672,327	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	9.1950	10/29/27	672,119
					12,945,259
	HOUSEHOLD PRODUCTS — 0.2%
1,196,915	Conair Holdings, LLC(b)	TSFR1M + 3.865%	8.7100	05/13/28	1,080,862

	INSTITUTIONAL FINANCIAL SERVICES — 4.3%
7,364,412	Aretec Group, Inc.(b)	TSFR1M + 3.500%	8.0530	08/09/30	7,389,156
2,575,576	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	10.0140	10/29/28	2,612,599
1,238,887	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	7.5250	08/02/28	1,251,276
3,189,267	Deerfield Dakota Holding, LLC(b)	SOFRRATE + 3.750%	8.3540	03/06/27	3,126,486
1,673,910	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	8.8450	02/24/31	1,695,135
3,799,054	Hudson River Trading, LLC(b)	TSFR1M + 3.000%	7.7450	03/20/30	3,816,872
4,706,000	Jane Street Group, LLC(b)	TSFR1M + 2.000%	6.5530	12/11/31	4,696,376
237,000	Summit Acquisition, Inc.(b)	TSFR1M + 3.750%	8.3970	10/10/31	238,778
232,308	VFH Parent, LLC(b)	TSFR1M + 2.750%	7.5950	06/13/31	233,579
					25,060,257
	INSURANCE — 10.2%
5,831,419	Acrisure, LLC(b)	TSFR1M + 2.750%	7.1060	02/16/27	5,851,013
2,294,905	Acrisure, LLC(b)	TSFR1M + 3.000%	7.3560	11/06/30	2,301,537
4,722,938	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.000%	7.7590	09/12/31	4,740,932

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	INSURANCE — 10.2% (Continued)
2,619,069	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.2100	02/17/28	$2,630,056
597,000	Ardonagh Group Finco Pty Ltd.(b)	TSFR1M + 3.750%	8.4750	02/28/31	601,478
4,389,199	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.3450	02/10/31	4,403,596
1,275,650	Asurion, LLC(b)	TSFR1M + 3.250%	8.2100	12/18/26	1,276,243
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.0500	01/29/28	2,361,924
828,118	Asurion, LLC(b)	TSFR1M + 4.000%	8.9450	08/17/28	826,996
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.0500	01/14/29	871,380
747,128	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 3.250%	8.0950	05/14/31	753,202
6,829,644	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	7.9350	05/12/31	6,860,992
2,232,844	Howden Group Holdings Ltd.(b)	TSFR1M + 3.500%	8.1850	04/18/30	2,252,381
3,194,225	Hyperion Refinance Sarl(b)	TSFR1M + 3.000%	7.4440	02/18/31	3,219,987
7,062,135	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	8.0950	11/01/28	7,079,791
2,315,198	OneDigital Borrower, LLC(b)	TSFR1M + 3.250%	8.0950	06/13/31	2,323,949
1,507,984	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	10.0950	06/14/32	1,504,689
2,700,000	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	7.5850	02/17/28	2,719,616
1,364,972	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	7.2490	05/06/31	1,371,155
969,198	Truist Insurance Holdings, LLC(b)	TSFR1M + 4.750%	9.3540	03/08/32	994,843
3,240,161	USI, Inc.(b)	TSFR1M + 2.750%	7.3540	11/23/29	3,238,962
1,212,781	USI, Inc.(b)	TSFR1M + 2.750%	7.3540	09/27/30	1,212,477
					59,397,199
	INTERNET MEDIA & SERVICES — 2.5%
888,062	Endurance International Group Holdings, Inc.(b)	TSFR1M + 3.500%	6.1850	02/10/28	603,190
1,036,425	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	8.2330	01/31/28	1,044,851
2,312,792	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.0950	05/03/28	2,316,608
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.5800	02/23/29	1,476,851
775,867	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.7810	12/11/31	770,288
5,699,306	Pug, LLC(b)	TSFR1M + 4.750%	9.4350	03/12/30	5,720,679
2,500,000	Speedster Bidco GmbH(b)	TSFR1M + 3.500%	8.3510	10/17/31	2,509,900
					14,442,367
	LEISURE FACILITIES & SERVICES — 2.4%
144,905	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	9.4350	09/21/30	142,483
4,069,787	ClubCorp Holdings, Inc.(b)	TSFR3M + 5.000%	9.8650	09/18/26	4,087,185
1,105,936	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	8.8470	01/13/29	1,111,411

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4% (Continued)
4,870,267	IRB Holding Corporation(b)	TSFR1M + 2.500%	7.0530	12/15/27	$4,881,102
3,862,634	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	8.8930	07/20/30	3,875,400
					14,097,581
	MACHINERY — 0.2%
997,500	Titan Acquisition Ltd.(b)	TSFR1M + 5.000%	10.3260	02/01/29	1,007,166

	MEDICAL EQUIPMENT & DEVICES — 0.7%
3,032,130	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.2700	05/05/27	3,047,428
900,660	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.8450	09/14/28	906,572
					3,954,000
	OIL & GAS PRODUCERS — 1.7%
1,496,222	EG America, LLC(b)	TSFR1M + 5.615%	10.4440	02/07/28	1,500,097
3,800,000	EPIC Crude Services, L.P.(b)	TSFR1M + 3.000%	7.6560	10/09/31	3,838,001
1,506,678	Prairie Acquiror, L.P.(b)	TSFR1M + 4.250%	8.6160	08/01/29	1,519,861
3,177,859	Rockpoint Gas Storage Partners, L.P.(b)	TSFR1M + 3.500%	8.3630	09/15/31	3,203,281
					10,061,240
	PUBLISHING & BROADCASTING — 1.2%
4,250,000	Cengage Learning, Inc.(b)	TSFR6M + 3.500%	7.9010	03/24/31	4,277,327
566,155	Century DE Buyer, LLC(b)	TSFR3M + 3.500%	7.9280	10/30/30	572,052
2,421,545	McGraw-Hill Education, Inc.(b)	TSFR1M + 4.000%	8.6040	08/01/31	2,452,068
					7,301,447
	RENEWABLE ENERGY — 0.6%
3,475,000	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	7.7100	03/17/28	3,404,770

	RETAIL - DISCRETIONARY — 2.6%
1,000,000	Foundation Building Materials, Inc.(b)	TSFR1M + 4.000%	9.3160	01/27/31	986,880
1,082,625	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	7.1850	06/05/31	1,069,298
194,437	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.3000	06/14/28	175,789
37,875	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.3000	06/14/28	34,242
781,260	Hertz Corporation (The)(b)	TSFR1M + 3.865%	8.6070	06/30/28	708,341
587,000	Kodiak BP, LLC(b)	TSFR1M + 3.750%	8.3600	11/26/31	588,153
164,007	LBM Acquisition, LLC(b)	TSFR1M + 3.850%	8.6950	12/08/27	164,622
1,352,725	LBM Acquisition, LLC(b)	TSFR1M + 3.750%	8.6680	05/30/31	1,343,425

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	RETAIL - DISCRETIONARY — 2.6% (Continued)
6,166,569	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.500%	8.3450	05/04/28	$6,215,717
1,440,048	Peer Holding III BV(b)	TSFR1M + 3.250%	7.8540	10/19/30	1,451,446
392,000	Peer Holding III BV(b)	TSFR1M + 3.000%	7.6040	06/23/31	394,695
822,842	RH(b)	TSFR1M + 2.615%	3.5600	10/15/28	816,864
1,175,685	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.250%	7.8540	01/30/31	1,181,963
					15,131,435
	SEMICONDUCTORS — 0.4%
216,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	10.2010	09/13/32	219,960
1,906,724	Sandisk Corporation(b)	TSFR1M + 3.000%	7.5530	12/15/31	1,877,533
					2,097,493
	SOFTWARE — 18.4%
1,678,009	athenahealth, Inc.(b)	SOFRRATE + 3.500%	7.9350	01/27/29	1,685,501
4,899,777	Azalea Topco, Inc.(b)	TSFR1M + 3.250%	7.8600	04/30/31	4,919,694
5,255,006	Boxer Parent Company, Inc.(b)	TSFR1M + 3.750%	8.3350	07/03/31	5,304,876
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	10.3350	07/06/32	1,106,544
1,240,578	Bracket Intermediate Holding Corporation(b)	TSFR3M + 4.250%	8.7150	05/08/28	1,253,319
5,172,553	Central Parent, Inc.(b)	TSFR1M + 3.250%	7.8540	07/06/29	5,110,819
4,505,607	Cloud Software Group, Inc.(b)	TSFR1M + 3.500%	8.1110	03/29/29	4,524,553
2,089,000	Cloud Software Group, Inc.(b)	TSFR1M + 3.750%	8.4680	03/24/31	2,098,327
3,594,829	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	8.7810	11/03/31	3,639,764
3,980,063	ConnectWise, LLC(b)	TSFR3M + 3.762%	8.3650	09/24/28	4,011,167
5,750,006	Cotiviti, Inc.(b)	TSFR1M + 3.250%	7.9220	02/24/31	5,789,566
820,000	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	9.0950	06/05/31	799,500
2,531,864	ECI Macola/Max Holding, LLC(b)	TSFR1M + 3.250%	7.8420	05/31/30	2,559,031
4,909,381	Envestnet, Inc.(b)	TSFR1M + 3.500%	8.6040	09/19/31	4,955,848
1,078,000	Epicor Software Corporation(b)	TSFR1M + 2.750%	7.1070	05/30/31	1,087,039
1,077,585	Flexera Software, LLC(b)	TSFR1M + 3.000%	7.4820	03/03/28	1,086,173
6,923,549	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 3.000%	7.9200	12/01/27	6,990,326
2,829,100	Idera, Inc.(b)	TSFR1M + 3.500%	8.8370	03/02/28	2,783,834
2,710,576	Imprivata, Inc.(b)	TSFR1M + 3.500%	8.8300	12/01/27	2,732,288
2,606,301	Isolved, Inc.(b)	TSFR1M + 3.250%	7.8600	10/15/30	2,640,912
1,550,618	Jaggaer, LLC(b)	TSFR1M + 3.250%	8.1050	10/08/31	1,564,674
166,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	10.1050	10/08/32	166,000

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	SOFTWARE — 18.4% (Continued)
1,200,000	Leia Finco US, LLC(b)	TSFR1M + 3.250%	8.5790	07/02/31	$1,200,372
2,450,000	Mitchell International, Inc.(b)	TSFR1M + 3.250%	8.0950	06/06/31	2,454,361
1,680,555	Mitchell International, Inc.(b)	TSFR1M + 5.250%	10.0950	06/07/32	1,666,556
1,980,812	Modena Buyer, LLC(b)	TSFR1M + 4.500%	9.1040	04/21/31	1,923,507
2,500,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	9.1040	08/01/30	2,531,250
785,000	PointClickCare Technologies, Inc.(b)	TSFR1M + 3.250%	7.8210	10/11/31	790,888
2,491,445	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.7750	10/28/30	2,510,517
287,000	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.8720	10/28/30	289,197
763,805	Project Boost Purchaser, LLC(b)	TSFR1M + 3.500%	8.1470	07/02/31	770,186
100,000	Project Boost Purchaser, LLC(b)	TSFR1M + 5.250%	10.3630	07/02/32	102,209
1,019,681	Project Sky Merger Sub, Inc.(b)	TSFR1M + 3.750%	8.6950	08/10/28	1,018,885
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	10.9450	08/10/29	1,215,323
750,000	RealPage, Inc.(b)	TSFR1M + 3.250%	7.8000	02/18/28	749,618
1,751,465	RealPage, Inc.(b)	TSFR1M + 3.750%	8.1320	04/24/28	1,761,869
3,499,448	Rocket Software, Inc.(b)	TSFR1M + 4.750%	9.5950	11/28/28	3,529,858
2,257,547	SolarWinds Holdings, Inc.(b)	TSFR1M + 2.750%	7.5950	02/05/30	2,272,131
5,502,843	Surf Holdings, LLC(b)	TSFR1M + 3.500%	8.9330	10/14/26	5,545,848
2,775,280	Thunder Generation Funding, LLC(b)	TSFR1M + 3.000%	7.6100	09/29/31	2,796,955
1,859,725	UKG, Inc.(b)	TSFR1M + 3.600%	7.6170	01/31/31	1,875,170
2,495,776	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	7.5950	09/28/29	2,502,727
2,689,736	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	8.0090	10/27/31	2,702,620
510,000	Zuora, Inc.(b)	TSFR1M + 3.500%	8.0250	12/15/31	508,725
					107,528,527
	SPECIALTY FINANCE — 0.7%
270,260	Apex Group Treasury, LLC(b)	TSFR1M + 4.000%	9.3490	07/27/28	273,076
85,833	Castlelake Aviation One DAC(b)	TSFR3M + 2.500%	7.4470	10/22/26	86,123
997,416	Clipper Acquisitions Corporation(b)	TSFR1M + 1.865%	6.7150	03/03/28	996,169
250,000	Dechra Finance US, LLC(b)	TSFR1M + 3.250%	7.8560	12/03/31	251,485
1,946,211	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 4.000%	9.0570	03/19/31	1,950,872
390,000	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 3.000%	7.4520	03/24/31	390,934
168,000	Orion Advisor Solutions, Inc.(b)	TSFR1M + 3.750%	8.6050	10/04/30	169,811
					4,118,470
	TECHNOLOGY SERVICES — 2.7%
2,895,486	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3300	08/15/28	2,927,278

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	TECHNOLOGY SERVICES — 2.7% (Continued)
334,163	Ahead DB Holdings, LLC(b)	TSFR1M + 3.500%	8.1040	02/03/31	$336,878
2,271,461	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 5.000%	9.8450	02/26/29	2,302,285
2,469,129	Boost Newco Borrower, LLC(b)	TSFR1M + 2.500%	7.1040	08/01/31	2,487,141
336,000	Escape Velocity Holdings, Inc.(b)	TSFR1M + 4.250%	4.7500	10/06/28	336,035
3,251,284	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.750%	8.4350	05/09/31	3,265,526
1,460,508	ION Trading Finance Ltd.(b)	TSFR1M + 4.000%	9.0160	04/03/28	1,475,639
1,459,866	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 3.000%	8.3260	07/21/31	1,464,661
828,099	Peraton Corporation(b)	TSFR1M + 3.750%	8.5350	02/24/28	772,633
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	12.9710	02/01/29	105,525
					15,473,601
	TELECOMMUNICATIONS — 0.8%
491,250	Altice France S.A.(b)	TSFR1M + 4.000%	8.6820	01/31/26	400,369
3,067,995	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	8.6040	12/12/27	3,074,836
728,175	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 4.000%	9.3430	01/30/31	740,918
621,000	QualityTech, L.P.(b)	TSFR1M + 3.500%	8.1560	11/04/31	625,658
					4,841,781
	TRANSPORTATION & LOGISTICS — 3.1%
2,070,844	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	8.0330	03/10/28	2,129,438
5,881,458	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	10.2740	08/13/29	5,937,831
1,885,863	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.250%	8.0950	01/25/29	1,900,017
2,253,085	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	8.3450	09/23/28	2,270,693
5,000,000	Savage Enterprises, LLC(b)	TSFR1M + 2.750%	7.3600	09/18/28	5,039,050
1,000,000	Swissport Stratosphere Usa, LLC(b)	TSFR1M + 3.750%	8.5540	04/18/31	1,013,330
					18,290,359
	WHOLESALE - CONSUMER STAPLES — 1.2%
5,874,882	Golden State Foods Corporation(b)	TSFR1M + 4.250%	9.1700	10/07/31	5,934,541
1,045,997	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	9.8870	10/27/27	979,838
					6,914,379
	WHOLESALE - DISCRETIONARY — 0.3%
1,588,759	Dealer Tire Financial, LLC(b)	TSFR1M + 3.500%	8.3450	06/25/31	1,594,224
137,000	Veritiv Operating Company(b)	TSFR3M + 4.500%	9.1320	12/02/30	137,599
					1,731,823

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 88.3% (Continued)
	TOTAL TERM LOANS (Cost $511,705,087)				$514,365,585

Shares
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS - 10.9%
63,485,763	First American Treasury Obligations Fund, Class X, 4.38% (Cost $63,485,763)(d)				63,485,763

	TOTAL INVESTMENTS - 110.0% (Cost $637,940,403)				$641,173,537
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%				(58,128,698)
	NET ASSETS - 100.0%				$583,044,839

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SA	- Societe Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is 47,490,137 or 8.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(e)	This investment was not funded as of December 31, 2024. The Fund had $1,421,525 at par value in unfunded commitments as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.1%
	FIXED INCOME - 4.1%
30,000	SPDR Portfolio High Yield Bond ETF			$704,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $713,628)			704,100

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 0.2%
	LEISURE FACILITIES & SERVICES — 0.2%
4,371	FAT Brands, Inc.	8.2500		42,836

	TOTAL PREFERRED STOCKS (Cost $102,762)			42,836

Principal
Amount ($)
	CONVERTIBLE BONDS — 11.0%
	ASSET MANAGEMENT — 8.7%
887,000	Capital Southwest Corporation	5.1250	11/15/29	855,511
500,000	WisdomTree, Inc.	5.7500	08/15/28	643,750
				1,499,261
	SPECIALTY FINANCE — 2.3%
225,000	SoFi Technologies, Inc.(a)	1.2500	03/15/29	397,800

	TOTAL CONVERTIBLE BONDS (Cost $1,719,866)			1,897,061

	CORPORATE BONDS — 78.9%
	APPAREL & TEXTILE PRODUCTS — 1.7%
300,000	Under Armour, Inc.	3.2500	06/15/26	289,863

	ASSET MANAGEMENT — 5.1%
540,000	BlackRock TCP Capital Corporation(b)	6.9500	05/30/29	562,377
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	331,690
				894,067

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.9% (Continued)
	AUTOMOTIVE — 3.9%
741,000	American Axle & Manufacturing, Inc.(b)	5.0000	10/01/29	$677,735

	CONSUMER SERVICES — 1.7%
300,000	Upbound Group, Inc.(a)	6.3750	02/15/29	292,133

	ENGINEERING & CONSTRUCTION — 0.9%
145,000	Tutor Perini Corporation(a)	11.8750	04/30/29	160,887

	ENTERTAINMENT CONTENT — 2.9%
478,000	AMC Networks, Inc.(a)	10.2500	01/15/29	509,601

	FORESTRY, PAPER & WOOD PRODUCTS — 1.7%
350,000	Mercer International, Inc.	5.1250	02/01/29	301,195

	HOME CONSTRUCTION — 3.3%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	574,824

	HOUSEHOLD PRODUCTS — 0.8%
150,000	Central Garden & Pet Company	4.1250	10/15/30	134,904

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
300,000	Coinbase Global, Inc.(a)	3.6250	10/01/31	253,830

	LEISURE FACILITIES & SERVICES — 6.2%
500,000	Full House Resorts, Inc.(a)	8.2500	02/15/28	498,454
550,000	Odeon Finco PLC(a)	12.7500	11/01/27	578,170
				1,076,624
	MACHINERY — 3.3%
578,000	Titan International, Inc.(b)	7.0000	04/30/28	568,794

	METALS & MINING — 6.6%
865,000	Coeur Mining, Inc.(a)(b)	5.1250	02/15/29	829,345
300,000	Hecla Mining Company	7.2500	02/15/28	303,337
				1,132,682

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.9% (Continued)
	OIL & GAS PRODUCERS — 1.0%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	$176,951

	OIL & GAS SERVICES & EQUIPMENT — 3.2%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	124,841
517,000	Transocean, Inc.	6.8000	03/15/38	424,128
				548,969
	REAL ESTATE INVESTMENT TRUSTS — 14.4%
400,000	CoreCivic, Inc.	4.7500	10/15/27	390,537
425,000	EPR Properties	3.7500	08/15/29	394,201
1,000,000	MPT Operating Partnership, L.P. / MPT Finance(b)	5.0000	10/15/27	844,303
1,000,000	Office Properties Income Trust(a)(b)	9.0000	09/30/29	870,425
				2,499,466
	REAL ESTATE OWNERS & DEVELOPERS — 4.4%
840,000	Howard Hughes Corporation (The)(a)	4.3750	02/01/31	756,945

	RETAIL - DISCRETIONARY — 9.6%
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	13,726
428,000	Carvana Company(a)	14.0000	06/01/31	513,592
783,000	Kohl’s Corporation	5.5500	07/17/45	507,944
825,000	Nordstrom, Inc.	5.0000	01/15/44	617,812
				1,653,074
	SPECIALTY FINANCE — 3.0%
500,000	Enova International, Inc.(a)	9.1250	08/01/29	520,540

	STEEL — 3.7%
653,000	United States Steel Corporation	6.6500	06/01/37	635,098

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(a)(c)(d)(e)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $17,183,840)			13,658,182

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	COLLATERAL FOR SECURITIES LOANED - 21.8%
3,783,493	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $3,783,493)(f)(g)	$3,783,493

	MONEY MARKET FUNDS - 4.1%
702,760	First American Treasury Obligations Fund, Class X, 4.38% (Cost $702,760)(g)	702,760

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,486,253)	4,486,253

	TOTAL INVESTMENTS - 120.1% (Cost $24,206,349)	$20,788,432
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.1)%	(3,478,815)
	NET ASSETS - 100.0%	$17,309,617

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $6,181,722 or 35.7% of net assets.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,709,228 at December 31, 2024.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $0, representing 0.0% of net assets.

(e)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $3,783,493 at December 31, 2024.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 48.7%
	ASSET MANAGEMENT - 25.7%
20,000	Capital Southwest Corporation(a)	$436,400
6,000	Carlyle Group, Inc. (The)(a)	302,940
45,292	Compass Diversified Holdings	1,045,340
12,128	Main Street Capital Corporation(a)	710,458
68,210	PennantPark Investment Corporation	482,927
95,140	Prospect Capital Corporation(a)	410,053
42,466	SuRo Capital Corporation(b)	249,700
70,337	Trinity Capital, Inc.(a)	1,017,777
49,500	US Global Investors, Inc., Class A	120,780
		4,776,375
	AUTOMOTIVE - 0.3%
6,200	Ford Motor Company	61,380

	ELECTRIC UTILITIES - 0.6%
1,442	NextEra Energy, Inc.	103,377

	OIL & GAS PRODUCERS - 6.8%
18,298	Civitas Resources, Inc.(a)	839,329
10,028	Enbridge, Inc.	425,488
		1,264,817
	REAL ESTATE INVESTMENT TRUSTS - 9.1%
7,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	213,218
2,390	Industrial Properties, Inc.	159,270
30,628	NexPoint Diversified Real Estate Trust	186,831
5,000	Realty Income Corporation	267,050
29,475	VICI Properties, Inc.	860,964
		1,687,333
	SPECIALTY FINANCE - 3.2%
26,000	AFC Gamma, Inc.	216,580
24,106	New Residential Investment Corporation	261,068
8,666	Sunrise Realty Trust, Inc.	122,017
		599,665
	TELECOMMUNICATIONS - 3.0%
16,602	AT&T, Inc.	378,028

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 48.7% (Continued)
	TELECOMMUNICATIONS - 3.0% (Continued)
4,561	Verizon Communications, Inc.			$182,394
				560,422

	TOTAL COMMON STOCKS (Cost $10,840,718)			9,053,369

	EXCHANGE-TRADED FUNDS — 3.8%
	FIXED INCOME - 3.8%
30,000	SPDR Portfolio High Yield Bond ETF			704,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $713,700)			704,100

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 11.8%
	ASSET MANAGEMENT — 5.6%
500,000	Capital Southwest Corporation	5.1250	11/15/29	482,250
435,000	WisdomTree, Inc.	5.7500	08/15/28	560,063
				1,042,313
	SPECIALTY FINANCE — 6.2%
717,000	EZCORP, Inc.	2.3750	05/01/25	717,000
250,000	SoFi Technologies, Inc.(c)	1.2500	03/15/29	442,000
				1,159,000
	TOTAL CONVERTIBLE BONDS (Cost $2,001,308)			2,201,313

	CORPORATE BONDS — 29.9%
	AUTOMOTIVE — 3.1%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	584,444

	LEISURE FACILITIES & SERVICES — 5.6%
500,000	Full House Resorts, Inc.(c)	8.2500	02/15/28	498,454
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	541,376
				1,039,830

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 29.9% (Continued)
	MACHINERY — 3.7%
687,000	Titan International, Inc.(a)	7.0000	04/30/28	$676,058

	OIL & GAS SERVICES & EQUIPMENT — 5.0%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	156,051
953,000	Transocean, Inc.	6.8000	03/15/38	781,807
				937,858
	REAL ESTATE INVESTMENT TRUSTS — 7.8%
1,112,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	938,865
596,000	Office Properties Income Trust(a)(c)	9.0000	09/30/29	518,774
				1,457,639
	RETAIL - DISCRETIONARY — 4.7%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	4,807
428,000	Carvana Company(c)	14.0000	06/01/31	513,593
528,000	Kohl’s Corporation	5.5500	07/17/45	342,522
				860,922
	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(d)(e)(f)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $7,528,355)			5,556,751

Shares
	SHORT-TERM INVESTMENTS — 33.6%
	COLLATERAL FOR SECURITIES LOANED - 29.2%
5,425,487	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $5,425,487)(g)(h)			5,425,487

	MONEY MARKET FUNDS - 4.4%
818,769	First American Treasury Obligations Fund, Class X, 4.38% (Cost $818,769)(h)			818,769

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,244,256)			6,244,256

	TOTAL INVESTMENTS - 127.8% (Cost $27,328,337)			$23,759,789
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.8)%			(5,169,666)
	NET ASSETS - 100.0%			$18,590,123

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,320,339 at December 31, 2024.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $2,514,197 or 13.5% of net assets.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $0, representing 0.0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $5,425,487 at December 31, 2024.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2024

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$53,262,438	$171,210,669	$12,475,882	$637,940,403	$24,206,349	$27,328,337
Investment in Securities, at Value	$53,795,186	$131,195,331	$13,834,492	$641,173,537	$20,788,432	$23,759,789
Cash	—	—	—	476,645	—	—
Receivable for Fund shares sold	30,449	43,500	250	1,698,605	—	—
Receivable for securities sold	—	—	—	22,025,189	—	—
Dividends and interest receivable	829,332	548,783	108,085	5,500,342	318,828	251,531
Due from Manager	19,825	52,803	2,709	—	—	—
Prepaid expenses and other assets	30,178	22,814	23,478	96,408	25,391	28,290
Total Assets	54,704,970	131,863,231	13,969,014	670,970,726	21,132,651	24,039,610

LIABILITIES:
Options written (premiums received $0, $0, $5,563, $0, $0, $0)	—	—	4,025	—	—	—
Payable for securities purchased	—	—	—	85,169,619	—	—
Investment advisory fees payable	35,123	181,454	—	341,022	3,171	4,859
Distribution Payable	38,882	—	150	1,008,419	—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $3,709,228; $5,320,339)	—	—	—	—	3,783,493	5,425,487
Line of credit payable	—	—	43,000	—	—	—
Payable for Fund shares redeemed	50,742	320,834	4,068	1,310,582	8,766	—
Payable to related parties	5,381	25,120	3,787	30,736	3,969	3,740
Trustee fee payable	4,440	4,498	4,480	4,350	4,498	4,470
Accrued 12b-1 fees	5,799	3,772	4,200	35,133	9,836	8,087
Compliance Officer fees payable	—	—	257	—	258	267
Accrued expenses and other liabilities	20,186	73,639	9,190	26,026	9,043	2,577
Total Liabilities	160,553	609,317	73,157	87,925,887	3,823,034	5,449,487

Net Assets	$54,544,417	$131,253,914	$13,895,857	$583,044,839	$17,309,617	$18,590,123

NET ASSETS CONSIST OF:
Paid in capital	$62,954,930	$270,071,486	$12,873,426	$601,235,341	$52,404,822	$39,565,439
Accumulated earnings (losses)	(8,410,513)	(138,817,572)	1,022,431	(18,190,502)	(35,095,205)	(20,975,316)
Net Assets	$54,544,417	$131,253,914	$13,895,857	$583,044,839	$17,309,617	$18,590,123

Class A
Net Assets	$3,350,507	$14,132,387	$1,962,923	$37,682,303	$8,195,657	$5,408,461
Shares of beneficial interest outstanding (a)	363,836	1,764,957	174,309	4,061,306	2,216,813	1,129,432
Net asset value per share (Net assets/shares outstanding)	$9.21	$8.01	$11.26	$9.28	$3.70	$4.79
Maximum offering price per share (b)	$9.67	$8.41	$11.95	$9.74	$3.88	$5.08
Minimum redemption price per share (c)	$9.12	$7.93	$11.15	$9.19	$3.66	$4.74

Class C
Net Assets	$3,094,589	$8,644,890	$4,521,433	$51,347,627	$1,785,436	$2,432,928
Shares of beneficial interest outstanding (a)	335,702	1,086,385	410,217	5,556,730	481,662	508,708
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.22	$7.96	$11.02	$9.24	$3.71	$4.78

Class I
Net Assets	$48,099,321	$108,476,637	$7,411,501	$491,929,267	$7,328,524	$10,748,734
Shares of beneficial interest outstanding (a)	5,210,627	13,544,189	657,520	52,992,821	1,980,913	2,252,368
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.23	$8.01	$11.27	$9.28	$3.70	$4.77

Class C-1 (d)
Net Assets				$2,085,642
Shares of beneficial interest outstanding (a)				225,874
Net asset value, offering price and redemption price per share (Net assets/shares outstanding) (e)				$9.23

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(d)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

(e)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2024

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$335,470	$682,387	$13,286	$407,649
Interest Income	1,555,039	9,657,625	198,790	24,009,418	638,463	401,115
Securities Lending Income - net	—	—	—	—	14,285	51,268
Foreign tax withheld	—	—	(28,732)	—	—	(1,979)
Total Investment Income	1,555,039	9,657,625	505,528	24,691,805	666,034	858,053

Operating Expenses:
Investment advisory fees	209,263	1,460,670	74,243	2,610,537	83,266	92,805
12b-1 Fees:
Class A	4,976	20,745	3,237	44,170	10,256	6,831
Class C	14,533	49,291	23,429	208,774	9,510	12,747
Class C-1 *	—	—	—	5,793	—	—
Networking fees	31,595	105,779	8,067	221,713	8,179	7,924
Registration fees	24,723	30,501	20,303	51,370	24,634	22,200
Financial administration/Fund accounting fees	21,655	91,089	22,625	139,755	23,087	22,659
Legal fees	8,341	9,332	8,609	10,580	9,108	19,283
Trustees’ fees	8,067	8,066	8,067	8,066	8,067	8,067
Legal administration/Management services fees	4,828	16,852	1,285	45,171	1,441	1,606
Transfer Agent fees	3,716	11,525	1,394	10,000	1,995	1,208
Audit fees	3,943	5,739	3,453	8,273	3,463	3,495
Compliance officer fees	3,522	8,280	4,481	11,350	4,477	4,514
Printing expense	3,272	14,071	1,030	22,176	1,501	2,504
Custody fees	1,658	12,122	5,543	11,588	1,636	1,664
Insurance expense	853	3,781	226	5,723	232	258
Interest expense	—	—	50	—	—	—
Miscellaneous expense	1,309	1,310	1,259	9,865	1,315	1,309
Total Operating Expenses	346,254	1,849,153	187,301	3,424,904	192,167	209,074
Less: Fees waived/ Expenses reimbursed by Advisor	(117,506)	(321,987)	(88,613)	(813,409)	(69,910)	(66,045)
Net Operating Expenses	228,748	1,527,166	98,688	2,611,495	122,257	143,029

Net Investment Income	1,326,291	8,130,459	406,840	22,080,310	543,777	715,024

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(153,316)	(22,281,803)	223,055	(1,021,391)	19,762	576,989
Options written	—	—	(6,771)	—	—	—
Foreign currency transactions	—	—	(158)	—	—	—
Net realized gain (loss)	(153,316)	(22,281,803)	216,126	(1,021,391)	19,762	576,989

Net change in unrealized appreciation (depreciation) on:
Investments	1,046,702	17,476,718	(411,365)	2,322,197	281,786	(226,218)
Options written	—	—	(945)	—	—	—
Foreign currency translations	—	—	(82)	—	—	(60)
Net change in unrealized appreciation (depreciation)	1,046,702	17,476,718	(412,392)	2,322,197	281,786	(226,278)

Net Realized and Unrealized Gain (Loss) on Investments	893,386	(4,805,085)	(196,266)	1,300,806	301,548	350,711

Net Increase in Net Assets Resulting From Operations	$2,219,677	$3,325,374	$210,574	$23,381,116	$845,325	$1,065,735

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$1,326,291	$2,837,164	$8,130,459	$20,363,255	$406,840	$358,523
Net realized gain (loss) on investments	(153,316)	(391,047)	(22,281,803)	(45,562,510)	216,126	(528,906)
Net change in unrealized appreciation (depreciation) on investments	1,046,702	2,074,653	17,476,718	19,198,591	(412,392)	912,648
Net increase (decrease) in net assets resulting from operations	2,219,677	4,520,770	3,325,374	(6,000,664)	210,574	742,265

Distributions to Shareholders from:
Accumulated Earnings
Class A	(90,880)	(211,833)	(714,583)	(1,900,826)	(58,469)	(127,465)
Class C	(55,587)	(114,233)	(386,260)	(1,144,428)	(119,912)	(232,856)
Class I	(1,179,804)	(2,603,184)	(7,326,575)	(21,066,612)	(224,256)	(419,231)

Total distributions to shareholders	(1,326,271)	(2,929,250)	(8,427,418)	(24,111,866)	(402,637)	(779,552)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	436,065	562,550	920,593	5,769,739	103,940	2,471,185
Class C	235,013	429,442	122,992	755,757	2,146,490	1,405,314
Class I	5,734,735	19,443,345	14,405,731	53,861,279	218,125	363,033
Reinvestment of distributions
Class A	74,419	203,611	629,887	1,624,416	55,697	120,889
Class C	53,631	109,212	335,183	953,473	119,044	230,286
Class I	1,014,480	2,188,520	6,547,512	17,927,164	182,572	337,992
Cost of shares redeemed
Class A	(1,741,848)	(789,029)	(4,587,776)	(18,491,536)	(2,357,508)	(625,510)
Class C	(70,468)	(417,030)	(2,170,942)	(8,142,773)	(745,140)	(3,774,297)
Class I	(7,717,659)	(28,610,888)	(99,488,224)	(208,691,689)	(222,343)	(865,155)
Net decrease in net assets from share transactions of beneficial interest	(1,981,632)	(6,880,267)	(83,285,044)	(154,434,170)	(499,123)	(336,263)

Total Decrease in Net Assets	(1,088,226)	(5,288,747)	(88,387,088)	(184,546,700)	(691,186)	(373,550)

Net Assets:
Beginning of year/period	55,632,643	60,921,390	219,641,002	404,187,702	14,587,043	14,960,593
End of year/period	$54,544,417	$55,632,643	$131,253,914	$219,641,002	$13,895,857	$14,587,043

Share Activity:
Class A
Shares Sold	47,699	62,767	110,125	661,229	8,896	213,429
Shares Reinvested	8,160	22,715	76,268	187,641	4,894	10,738
Shares Redeemed	(191,131)	(88,293)	(552,700)	(2,109,191)	(202,489)	(55,155)
Net increase (decrease) in shares of Beneficial interest	(135,272)	(2,811)	(366,307)	(1,260,321)	(188,699)	169,012

Class C
Shares Sold	25,510	48,261	14,870	87,306	188,052	126,175
Shares Reinvested	5,860	12,171	40,861	110,638	10,708	21,009
Shares Redeemed	(7,725)	(46,593)	(263,939)	(944,876)	(65,146)	(335,256)
Net increase (decrease) in shares of Beneficial interest	23,645	13,839	(208,208)	(746,932)	133,614	(188,072)

Class I
Shares Sold	627,232	2,176,924	1,729,627	6,195,478	18,543	32,010
Shares Reinvested	110,679	243,666	791,843	2,068,886	16,033	30,085
Shares Redeemed	(842,833)	(3,203,173)	(12,130,514)	(23,749,277)	(19,003)	(76,062)
Net increase (decrease) in shares of Beneficial interest	(104,922)	(782,583)	(9,609,044)	(15,484,913)	15,573	(13,967)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Senior				Catalyst/SMH Total
	Secured Income Fund		Catalyst/SMH High Income Fund		Return Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$22,080,310	$30,487,594	$543,777	$1,022,528	$715,024	$1,132,367
Net realized gain (loss) on investments	(1,021,391)	(373,923)	19,762	(905,631)	576,989	(691,853)
Net change in unrealized appreciation on investments	2,322,197	7,081,519	281,786	1,738,203	(226,278)	1,853,549
Net increase in net assets resulting from operations	23,381,116	37,195,190	845,325	1,855,100	1,065,735	2,294,063

Distributions to Shareholders from:
Accumulated Earnings
Class A	(1,507,468)	(2,092,222)	(288,187)	(559,444)	(245,091)	(358,205)
Class C	(1,635,234)	(2,259,010)	(58,535)	(128,610)	(103,270)	(147,694)
Class I	(19,508,256)	(26,132,411)	(245,244)	(351,416)	(491,319)	(540,469)
Class C-1 (a)	(46,533)	(5,765)	—	—	—	—

Total distributions to shareholders	(22,697,491)	(30,489,408)	(591,966)	(1,039,470)	(839,680)	(1,046,368)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	9,341,559	23,196,697	385,446	845,838	288,728	390,621
Class C	20,615,420	21,466,919	10,000	415,478	40,500	312,279
Class I	171,685,808	289,406,236	2,896,773	3,156,150	1,059,006	2,809,859
Class C-1 (a)	1,531,398	590,551	—	—	—	—
Reinvestment of distributions
Class A	1,270,934	1,576,454	215,343	424,037	236,205	348,311
Class C	1,498,971	1,997,040	34,395	77,188	103,270	142,054
Class I	15,755,773	21,011,444	217,391	303,310	490,804	540,238
Class C-1 (a)	9	—	—	—	—	—
Cost of shares redeemed
Class A	(7,531,199)	(7,245,157)	(534,425)	(1,221,117)	(564,823)	(1,961,080)
Class C	(6,863,695)	(11,195,997)	(167,241)	(709,333)	(297,100)	(942,426)
Class I	(92,365,929)	(118,014,889)	(1,133,031)	(2,594,971)	(821,792)	(1,274,009)
Class C-1 (a)	(35,526)	—	—	—	—	—
Net increase in net assets from share transactions of beneficial interest	114,903,523	222,789,298	1,924,651	696,580	534,798	365,847

Total Increase in Net Assets	115,587,148	229,495,080	2,178,010	1,512,210	760,853	1,613,542

Net Assets:
Beginning of year	467,457,691	237,962,611	15,131,607	13,619,397	17,829,270	16,215,728
End of year/period	$583,044,839	$467,457,691	$17,309,617	$15,131,607	$18,590,123	$17,829,270

Share Activity:
Class A
Shares Sold	1,007,611	2,514,371	103,916	237,476	59,808	85,089
Shares Reinvested	137,106	170,837	58,204	119,572	48,734	76,291
Shares Redeemed	(812,586)	(784,448)	(144,316)	(342,396)	(116,831)	(428,043)
Net increase (decrease) in shares of Beneficial interest	332,131	1,900,760	17,804	14,652	(8,289)	(266,663)

Class C
Shares Sold	2,231,785	2,333,208	2,710	118,595	8,308	67,888
Shares Reinvested	162,329	217,363	9,272	21,718	21,351	31,151
Shares Redeemed	(745,150)	(1,215,441)	(45,055)	(199,581)	(61,532)	(204,426)
Net increase (decrease) in shares of Beneficial interest	1,648,964	1,335,130	(33,073)	(59,268)	(31,873)	(105,387)

Class I
Shares Sold	18,514,320	31,395,006	780,117	881,885	218,284	614,238
Shares Reinvested	1,698,989	2,276,540	58,658	85,363	101,681	118,401
Shares Redeemed	(9,961,767)	(12,784,581)	(305,079)	(728,987)	(169,751)	(277,694)
Net increase in shares of Beneficial interest	10,251,542	20,886,965	533,696	238,261	150,214	454,945

Class C-1 (a)
Shares Sold	165,749	63,861
Shares Reinvested	1	—
Shares Redeemed	(3,850)	—
Net increase in shares of Beneficial interest	161,900	63,861

(a)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.06		$8.81		$8.82		$9.88	$9.50	$9.55
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.21		0.42		0.41		0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.15		0.26		(0.00	) (B)	(1.04)	0.39	(0.03)
Total from investment operations	0.36		0.68		0.41		(0.78)	0.67	0.25
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.43)		(0.42)		(0.25)	(0.29)	(0.28)
From net realized gains	—		—		—		(0.03)	—	(0.02)
Total distributions	(0.21)		(0.43)		(0.42)		(0.28)	(0.29)	(0.30)
Net asset value, end of year/period	$9.21		$9.06		$8.81		$8.82	$9.88	$9.50
Total return (C)	4.04	% (F)	7.84%		4.71%		(8.06)%	7.15%	2.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,351		$4,522		$4,422		$5,090	$4,764	$3,500
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.42	% (D,G)	1.39	% (D)	1.39	% (D)	1.34%	1.37%	1.43%
Expenses, net waiver and reimbursement	1.00	% (D,G)	1.00	% (D)	1.01	% (D)	1.00%	1.00%	1.00%
Net investment Income, before waiver and reimbursement	4.15	% (G)	4.26%		4.32%		2.34%	2.50%	2.55%
Net investment income, net waiver and reimbursement	4.57	% (G)	4.65%		4.70%		2.68%	2.87%	2.98%
Portfolio turnover rate	48	% (F)	17%		43%		70%	89%	172%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.07		$8.82		$8.83		$9.89	$9.50	$9.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.35		0.35		0.18	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.15		0.26		(0.01)		(1.03)	0.42	(0.04)
Total from investment operations	0.33		0.61		0.34		(0.85)	0.61	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.36)		(0.35)		(0.18)	(0.22)	(0.21)
From net realized gains	—		—		—		(0.03)	—	(0.02)
Total distributions	(0.18)		(0.36)		(0.35)		(0.21)	(0.22)	(0.23)
Net asset value, end of year/period	$9.22		$9.07		$8.82		$8.83	$9.89	$9.50
Total return (C)	3.65	% (F)	7.04%		3.94%		(8.76)%	6.48%	1.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,095		$2,830		$2,631		$3,658	$3,851	$1,668
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.17	% (E,G)	2.14	% (E)	2.14	% (E)	2.09%	2.12%	2.18%
Expenses, net waiver and reimbursement	1.75	% (E,G)	1.75	% (E)	1.76	% (E)	1.75%	1.75%	1.75%
Net investment income, before waiver and reimbursement	3.40	% (G)	3.51%		3.57%		1.57%	1.60%	1.80%
Net investment income, net waiver and reimbursement	3.82	% (G)	3.90%		3.95%		1.91%	1.97%	2.23%
Portfolio turnover rate	48	% (F)	17%		43%		70%	89%	172%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.42	% (G)	1.39%	1.38%

Expenses, net waiver and reimbursement	1.00	% (G)	1.00%	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.17	% (G)	2.14%	2.13%

Expenses, net waiver and reimbursement	1.75	% (G)	1.75%	1.75%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.08		$8.83		$8.84		$9.90	$9.51	$9.56
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.22		0.44		0.44		0.28	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.15		0.26		(0.01)		(1.03)	0.40	(0.05)
Total from investment operations	0.37		0.70		0.43		(0.75)	0.70	0.26
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.45)		(0.44)		(0.28)	(0.31)	(0.29)
From net realized gains	—		—		—		(0.03)	—	(0.02)
Total distributions	(0.22)		(0.45)		(0.44)		(0.31)	(0.31)	(0.31)
Net asset value, end of year/period	$9.23		$9.08		$8.83		$8.84	$9.90	$9.51
Total return (B)	4.17	% (D)	8.11%		4.97%		(7.79)%	7.45%	2.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$48,099		$48,280		$53,869		$88,201	$95,976	$46,580
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.17	% (C,E)	1.14	% (C)	1.14	% (C)	1.09%	1.12%	1.18%
Expenses, net waiver and reimbursement	0.75	% (C,E)	0.75	% (C)	0.76	% (C)	0.75%	0.75%	0.75%
Net investment Income, before waiver and reimbursement	4.40	% (E)	4.51%		4.57%		2.57%	2.65%	2.80%
Net investment income, net waiver and reimbursement	4.82	% (E)	4.90%		4.95%		2.91%	3.02%	3.23%
Portfolio turnover rate	48	% (D)	17%		43%		70%	89%	172%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.17	% (E)	1.14%	1.13%

Expenses, net waiver and reimbursement	0.75	% (E)	0.75%	0.75%

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$8.27		$9.17		$10.33		$11.21	$11.11	$11.16
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.34		0.62		0.60		0.66	0.73	0.57
Net realized and unrealized gain(loss) on investments	(0.24)		(0.77)		(1.11)		(0.87)	0.08	(0.07)
Total from investment operations	0.10		(0.15)		(0.51)		(0.21)	0.81	0.50
LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.75)		(0.65)		(0.66)	(0.71)	(0.55)
From net realized gains	—		—		—		(0.01)	—	—
Total distributions	(0.36)		(0.75)		(0.65)		(0.67)	(0.71)	(0.55)
Net asset value, end of year/period	$8.01		$8.27		$9.17		$10.33	$11.21	$11.11
Total return (B)	1.18	% (C,G)	(1.64	)% (C)	(5.06	)% (C)	(2.03)%	7.39%	4.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,132		$17,616		$31,114		$33,489	$34,778	$15,978
Ratios to average net assets
Expenses, before waiver and reimbursement	2.08	% (D,H)	2.08%		2.03%		1.99%	2.04%	2.11%
Expenses, net waiver and reimbursement	1.75	% (D,H)	1.78%		1.75%		1.75%	1.75%	1.75%
Net investment income, before waiver and reimbursement	7.84	% (H)	6.82%		5.84%		5.81%	6.13%	4.83%
Net investment income, net waiver and reimbursement	8.17	% (H)	7.12%		6.12%		6.05%	6.42%	5.18%
Portfolio turnover rate	12	% (G)	13%		29%		57%	58%	94%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$8.22		$9.12		$10.28		$11.16	$11.07	$11.13
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.31		0.55		0.52		0.58	0.65	0.46
Net realized and unrealized gain (loss) on investments	(0.24)		(0.76)		(1.10)		(0.87)	0.07	(0.05)
Total from investment operations	0.07		(0.21)		(0.58)		(0.29)	0.72	0.41
LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.69)		(0.58)		(0.58)	(0.63)	(0.47)
From net realized gains	—		—		—		(0.01)	—	—
Total distributions	(0.33)		(0.69)		(0.58)		(0.59)	(0.63)	(0.47)
Net asset value, end of year/period	$7.96		$8.22		$9.12		$10.28	$11.16	$11.07
Total return (B)	0.81	% (C,G)	(2.38	)% (C)	(5.79	)% (C)	(2.74)%	6.61%	3.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,645		$10,637		$18,626		$27,398	$19,059	$4,605
Ratios to average net assets
Expenses, before waiver and reimbursement	2.83	% (E,H)	2.83%		2.78%		2.74%	2.79%	2.86%
Expenses, net waiver and reimbursement	2.50	% (E,H)	2.53%		2.50%		2.50%	2.50%	2.50%
Net investment Income, before waiver and reimbursement	7.08	% (H)	6.06%		5.04%		5.06%	5.47%	3.82%
Net investment income, net waiver and reimbursement	7.41	% (H)	6.36%		5.32%		5.30%	5.76%	4.17%
Portfolio turnover rate	12	% (G)	13%		29%		57%	58%	94%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (H)	2.05%

Expenses, net waiver and reimbursement	1.75	% (H)	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.83	% (H)	2.80%

Expenses, net waiver and reimbursement	2.50	% (H)	2.50%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$8.27		$9.17		$10.33		$11.21	$11.11	$11.15
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.35		0.64		0.62		0.69	0.76	0.57
Net realized and unrealized gain (loss) on investments	(0.24)		(0.77)		(1.11)		(0.87)	0.07	(0.04)
Total from investment operations	0.11		(0.13)		(0.49)		(0.18)	0.83	0.53
LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.77)		(0.67)		(0.69)	(0.73)	(0.57)
From net realized gains	—		—		—		(0.01)	—	—
Total distributions	(0.37)		(0.77)		(0.67)		(0.70)	(0.73)	(0.57)
Net asset value, end of year/period	$8.01		$8.27		$9.17		$10.33	$11.21	$11.11
Total return (B)	1.31	% (C,F)	(1.39	)% (C)	(4.82	)% (C)	(1.79)%	7.64%	4.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$108,477		$191,388		$354,447		$480,968	$280,265	$125,800
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83	% (D,G)	1.83	% (D)	1.78%		1.74%	1.79%	1.86%
Expenses, net waiver and reimbursement	1.50	% (D,G)	1.53	% (D)	1.50%		1.50%	1.50%	1.50%
Net investment income, before waiver and reimbursement	8.11	% (G)	7.06%		6.05%		6.07%	6.39%	4.82%
Net investment income, net waiver and reimbursement	8.44	% (G)	7.36%		6.33%		6.31%	6.68%	5.17%
Portfolio turnover rate	12	% (F)	13%		29%		57%	58%	94%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.83	% (G)	1.80%

Expenses, net waiver and reimbursement	1.50	% (G)	1.50%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$11.42		$11.44	$11.36	$12.69	$10.95		$11.65
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.29		0.28	0.23	0.22	0.20		0.22
Net realized and unrealized gain (loss) on investments	(0.12)		0.29	0.15	(0.80)	1.74		(0.60)
Total from investment operations	0.17		0.57	0.38	(0.58)	1.94		(0.38)
LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.27)	(0.23)	(0.28)	(0.20)		(0.21)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.33)		(0.59)	(0.30)	(0.75)	(0.20)		(0.32)
Net asset value, end of year/period	$11.26		$11.42	$11.44	$11.36	$12.69		$10.95
Total return (C)	1.48	% (F)	5.20%	3.40%	(4.90)%	17.83%		(3.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,963		$4,147	$2,219	$2,418	$2,681		$3,502
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.41	% (G)	2.37%	2.27%	2.07%	2.00%		1.95%
Expenses, net waiver and reimbursement (D)	1.22	% (G)	1.22%	1.22%	1.22%	1.22%		1.22%
Net investment income, before waiver and reimbursement (D,E)	3.73	% (G)	1.32%	0.95%	0.95%	0.92%		1.22%
Net investment income, net waiver and reimbursement (D,E)	4.92	% (G)	2.47%	2.00%	1.81%	1.70%		1.95%
Portfolio turnover rate	24	% (F)	30%	36%	25%	18%		49%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$11.20		$11.23	$11.18	$12.55	$10.85		$11.52
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.30		0.20	0.14	0.13	0.12		0.13
Net realized and unrealized gain (loss) on investments	(0.19)		0.28	0.15	(0.78)	1.70		(0.58)
Total from investment operations	0.11		0.48	0.29	(0.65)	1.82		(0.45)
LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.19)	(0.17)	(0.25)	(0.12)		(0.11)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.29)		(0.51)	(0.24)	(0.72)	(0.12)		(0.22)
Net asset value, end of year/period	$11.02		$11.20	$11.23	$11.18	$12.55		$10.85
Total return (C)	1.00	% (F)	4.43%	2.60%	(5.57)%	16.87%		(3.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,521		$3,097	$5,217	$5,972	$6,653		$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.16	% (G)	3.12%	3.02%	2.82%	2.75%		2.70%
Expenses, net waiver and reimbursement (D)	1.97	% (G)	1.97%	1.97%	1.97%	1.97%		1.97%
Net investment income, before waiver and reimbursement (D,E)	3.91	% (G)	0.68%	0.17%	0.19%	0.23%		0.47%
Net investment income, net waiver and reimbursement (D,E)	5.10	% (G)	1.83%	1.22%	1.04%	1.01%		1.20%
Portfolio turnover rate	24	% (F)	30%	36%	25%	18%		49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized

(G)	Annualized

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$11.44		$11.47	$11.39	$12.70	$10.96		$11.67
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.35		0.32	0.25	0.25	0.23		0.25
Net realized and unrealized gain (loss) on investments	(0.17)		0.29	0.15	(0.79)	1.74		(0.60)
Total from investment operations	0.18		0.61	0.40	(0.54)	1.97		(0.35)
LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.32)	(0.25)	(0.30)	(0.23)		(0.25)
From net realized gains	—		(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.35)		(0.64)	(0.32)	(0.77)	(0.23)		(0.36)
Net asset value, end of year/period	$11.27		$11.44	$11.47	$11.39	$12.70		$10.96
Total return (C)	1.54	% (F)	5.55%	3.59%	(4.61)%	18.12%		(3.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,412		$7,343	$7,525	$8,744	$10,504		$12,763
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.16	% (G)	2.12%	2.02%	1.82%	1.75%		1.70%
Expenses, net waiver and reimbursement (D)	0.97	% (G)	0.97%	0.97%	0.97%	0.97%		0.97%
Net investment income, before waiver and reimbursement (D,E)	4.72	% (G)	1.64%	1.18%	1.16%	1.15%		1.47%
Net investment income, net waiver and reimbursement (D,E)	5.91	% (G)	2.79%	2.23%	2.01%	1.93%		2.20%
Portfolio turnover rate	24	% (F)	30%	36%	25%	18%		49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.27		$9.06	$8.94	$9.62	$9.11	$9.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.39		0.78	0.66	0.33	0.28	0.40
Net realized and unrealized gain (loss) on investments	0.02		0.21	0.13	(0.69)	0.54	(0.40)
Total from investment operations	0.41		0.99	0.79	(0.36)	0.82	0.00
LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.78)	(0.67)	(0.32)	(0.31)	(0.46)
Total distributions	(0.40)		(0.78)	(0.67)	(0.32)	(0.31)	(0.46)
Net asset value, end of year/period	$9.28		$9.27	$9.06	$8.94	$9.62	$9.11
Total return (B)	4.52	% (I)	11.29%	9.12%	(3.91)%	9.08%	(0.06	)% (C,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$37,682		$34,556	$16,572	$23,683	$19,682	$15,341
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.46	% (J)	1.48%	1.55%	1.53%	1.59%	1.66%
Expenses, net waiver and reimbursement (D,E)	1.15	% (J)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income, before waiver and reimbursement (D,G)	8.02	% (J)	8.13%	6.88%	3.10%	2.52%	3.75%
Net investment income, net waiver and reimbursement (D,G)	8.33	% (J)	8.46%	7.28%	3.48%	2.96%	4.27%
Portfolio turnover rate	60	% (I)	103%	84%	95%	180%	231%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.23		$9.03	$8.91	$9.59	$9.08	$9.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.35		0.71	0.60	0.26	0.21	0.32
Net realized and unrealized gain (loss) on investments	0.02		0.20	0.12	(0.69)	0.54	(0.40)
Total from investment operations	0.37		0.91	0.72	(0.43)	0.75	(0.08)
LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.71)	(0.60)	(0.25)	(0.24)	(0.38)
Total distributions	(0.36)		(0.71)	(0.60)	(0.25)	(0.24)	(0.38)
Net asset value, end of year/period	$9.24		$9.23	$9.03	$8.91	$9.59	$9.08
Total return (B)	4.13	% (I)	10.36%	8.32%	(4.63)%	8.30%	(0.81	)% (C,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$51,348		$36,066	$23,226	$21,907	$14,399	$11,716
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.21	% (J)	2.23%	2.30%	2.28%	2.34%	2.41%
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income, before waiver and reimbursement (D,G)	7.25	% (J)	7.38%	6.26%	2.37%	1.75%	2.95%
Net investment income, net waiver and reimbursement (D,G)	7.56	% (J)	7.72%	6.66%	2.74%	2.19%	3.46%
Portfolio turnover rate	60	% (I)	103%	84%	95%	180%	231%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00% for the A shares and 0.11% for the C shares for June 30, 2020 related to the pricing errors reimbursement. Without these transactions, total return would have been (0.81)% for the A shares and (0.92)% for the C shares for June 30, 2020.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.46	% (J)	1.48%	1.55%	1.53%	1.59%	1.66%

Expenses, net waiver and reimbursement (D)	1.15	% (J)	1.15%	1.15%	1.15%	1.15%	1.15%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.21	% (J)	2.23%	2.30%	2.28%	2.34%	2.41%

Expenses, net waiver and reimbursement (D)	1.90	% (J)	1.90%	1.90%	1.90%	1.90%	1.90%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.27		$9.07	$8.94		$9.63		$9.12	$9.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.40		0.80	0.68		0.36		0.32	0.41
Net realized and unrealized gain (loss) on investments	0.02		0.20	0.14		(0.71)		0.52	(0.40)
Total from investment operations	0.42		1.00	0.82		(0.35)		0.84	0.01
LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.80)	(0.69)		(0.34)		(0.33)	(0.48)
Total distributions	(0.41)		(0.80)	(0.69)		(0.34)		(0.33)	(0.48)
Net asset value, end of year/period	$9.28		$9.27	$9.07		$8.94		$9.63	$9.12
Total return (C)	4.65	% (J)	11.44%	9.51%		(3.74	)% (I)	9.34%	0.21% (D,I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$491,929		$396,246	$198,164		$202,444		$121,480	$63,191
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	1.21	% (K)	1.23%	1.30%		1.28%		1.34%	1.41%
Expenses, net waiver and reimbursement (E,F)	0.90	% (K)	0.90%	0.90%		0.90%		0.90%	0.90%
Net investment income, before waiver and reimbursement (E,H)	8.26	% (K)	8.38%	7.19%		3.39%		2.88%	3.88%
Net investment income, net waiver and reimbursement (E,H)	8.57	% (K)	8.71%	7.59%		3.77%		3.31%	4.39%
Portfolio turnover rate	60	% (J)	103%	84%		95%		180%	231%

	Class C-1 (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2024		June 30, 2024	June 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.22		$9.03	$8.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.35		0.70	0.45
Net realized and unrealized gain on investments	0.02		0.20	0.19
Total from investment operations	0.37		0.90	0.64
LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.71)	(0.45)
Total distributions	(0.36)		(0.71)	(0.45)
Net asset value, end of year/period	$9.23		$9.22	$9.03
Total return (C)	4.13	% (J)	10.34%	7.41	% (J)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,086		$590	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,G)	2.21	% (K)	2.23%	2.51	% (K)
Expenses, net waiver and reimbursement (E,G)	1.90	% (K)	1.90%	1.90	% (K)
Net investment income, before waiver and reimbursement (E,H)	7.16	% (K)	7.26%	6.95	% (K)
Net investment income, net waiver and reimbursement (E,H)	7.47	% (K)	7.58%	7.56	% (K)
Portfolio turnover rate	60	% (J)	103%	84	% (J)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes increase from payments made by affiliated parties of 0.11% related to the pricing errors reimbursement for June 30, 2020. Without these transactions, total return would have been 0.10% for June 30, 2020.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.21	% (K)	1.23%	1.30	% (K)	1.28%	1.34%	1.41%

Expenses, net waiver and reimbursement (E)	0.90	% (K)	0.90%	0.90	% (K)	0.90%	0.90%	0.90%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.20	% (K)	2.23%	2.51	% (K)

Expenses, net waiver and reimbursement (E)	1.90	% (K)	1.90%	1.90	% (K)

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$3.63		$3.43		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.25		0.22		0.19		0.17		0.18
Net realized and unrealized gain (loss) on investments	0.08		0.20		0.10		(0.90)		0.70		(0.24)
Total from investment operations	0.20		0.45		0.32		(0.71)		0.87		(0.06)
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.25)		(0.22)		(0.19)		(0.16)		(0.18)
From net realized gains	—		—		—		(0.00	) (C)	(0.01)		—
From return of capital	—		—		—		(0.00	) (C)	(0.00	) (C)	(0.02)
Total distributions	(0.13)		(0.25)		(0.22)		(0.19)		(0.17)		(0.20)
Net asset value, end of year/period	$3.70		$3.63		$3.43		$3.33		$4.23		$3.53
Total return (B)	5.60	% (F)	13.65%		9.94%		(17.26)%		25.21%		(1.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,196		$7,993		$7,495		$8,002		$8,889		$8,421
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.32	% (D,G)	2.38	% (D)	2.36	% (D)	1.95	% (D)	2.04%		2.07%
Expenses, net waiver and reimbursement	1.48	% (D,G)	1.48	% (D)	1.52	% (D)	1.49	% (D)	1.48%		1.48%
Net investment income, before waiver and reimbursement	5.68	% (G)	6.13%		5.72%		4.31%		3.71%		4.22%
Net investment income, net waiver and reimbursement	6.53	% (G)	7.02%		6.56%		4.78%		4.27%		4.81%
Portfolio turnover rate	14	% (F)	33%		41%		42%		51%		21%

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$3.64		$3.44		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.22		0.20		0.15		0.14		0.15
Net realized and unrealized gain (loss) on investments	0.08		0.21		0.10		(0.88)		0.70		(0.23)
Total from investment operations	0.19		0.43		0.30		(0.73)		0.84		(0.08)
LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.23)		(0.19)		(0.16)		(0.13)		(0.16)
From net realized gains	—		—		—		(0.00	)(C)	(0.01)		—
From return of capital	—		—		—		(0.01)		(0.00	)(C)	(0.02)
Total distributions	(0.12)		(0.23)		(0.19)		(0.17)		(0.14)		(0.18)
Net asset value, end of year/period	$3.71		$3.64		$3.44		$3.33		$4.23		$3.53
Total return (B)	5.17	% (F)	12.77%		9.40%		(17.91)%		24.28%		(2.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,785		$1,875		$1,974		$2,534		$6,067		$5,444
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.07	% (E,G)	3.13	% (E)	3.11	% (E)	2.70	% (E)	2.79%		2.82%
Expenses, net waiver and reimbursement	2.23	% (E,G)	2.23	% (E)	2.27	% (E)	2.24	% (E)	2.23%		2.23%
Net investment income, before waiver and reimbursement	4.94	% (G)	5.38%		4.95%		3.36%		2.97%		3.51%
Net investment income, net waiver and reimbursement	5.78	% (G)	6.28%		5.79%		3.81%		3.53%		4.09%
Portfolio turnover rate	14	% (F)	33%		41%		42%		51%		21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.32	% (G)	2.38%	2.32%	1.94%

Expenses, net waiver and reimbursement	1.48	% (G)	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.07	% (G)	3.13%	3.07%	2.69%

Expenses, net waiver and reimbursement	2.23	% (G)	2.23%	2.23%	2.23%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$3.64		$3.43		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.26		0.23		0.20		0.18		0.19
Net realized and unrealized gain (loss) on investments	0.07		0.21		0.10		(0.90)		0.70		(0.24)
Total from investment operations	0.20		0.47		0.33		(0.70)		0.88		(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.26)		(0.23)		(0.20)		(0.17)		(0.19)
From net realized gains	—		—		—		(0.00	) (C)	(0.01)		—
From return of capital	—		—		—		(0.00	) (C)	(0.00	) (C)	(0.02)
Total distributions	(0.14)		(0.26)		(0.23)		(0.20)		(0.18)		(0.21)
Net asset value, end of year/period	$3.70		$3.64		$3.43		$3.33		$4.23		$3.53
Total return (B)	5.44	% (F)	14.24%		10.22%		(17.06)%		25.53%		(1.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,329		$5,264		$4,150		$7,566		$10,930		$2,995
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.07	% (D,G)	2.13	% (D)	2.11	% (D)	1.70	% (D)	1.74%		1.82%
Expenses, net waiver and reimbursement	1.23	% (D,G)	1.23	% (D)	1.27	% (D)	1.24	% (D)	1.23%		1.23%
Net investment income, before waiver and reimbursement	5.95	% (G)	6.39%		5.94%		4.49%		3.91%		4.53%
Net investment income, net waiver and reimbursement	6.79	% (G)	7.28%		6.72%		4.94%		4.42%		5.12%
Portfolio turnover rate	14	% (F)	33%		41%		42%		51%		21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.07	% (G)	2.13%	2.07%	1.69%

Expenses, net waiver and reimbursement	1.23	% (G)	1.23%	1.23%	1.23%

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$4.73		$4.39		$4.23		$5.15	$3.74	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.30		0.24		0.18	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.09		0.32		0.13		(0.87)	1.41	(0.53)
Total from investment operations	0.28		0.62		0.37		(0.69)	1.65	(0.31)
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.28)		(0.21)		(0.15)	(0.24)	(0.23)
From return of capital	—		—		—		(0.08)	—	(0.04)
Total distributions	(0.22)		(0.28)		(0.21)		(0.23)	(0.24)	(0.27)
Net asset value, end of year/period	$4.79		$4.73		$4.39		$4.23	$5.15	$3.74
Total return (B)	6.17	% (H)	14.54	% (G)	9.01%		(13.92)%	45.12%	(7.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,408		$5,376		$6,169		$6,756	$4,164	$2,485
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.29	% (E,I)	2.26	% (E)	2.18	% (E)	1.99%	2.16%	2.12%
Expenses, net waiver and reimbursement (C)	1.58	% (E,I)	1.58	% (E)	1.59	% (E)	1.58%	1.58%	1.58%
Net investment income, before waiver and reimbursement (C,D)	6.98	% (I)	5.94%		4.86%		3.22%	4.85%	4.81%
Net investment income, net waiver and reimbursement (C,D)	7.70	% (I)	6.62%		5.45%		3.63%	5.43%	5.35%
Portfolio turnover rate	37	% (H)	35%		15%		26%	42%	22%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$4.72		$4.39		$4.23		$5.14	$3.73	$4.32
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.17		0.27		0.20		0.15	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.09		0.31		0.14		(0.87)	1.40	(0.54)
Total from investment operations	0.26		0.58		0.34		(0.72)	1.61	(0.35)
LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.25)		(0.18)		(0.11)	(0.20)	(0.20)
From return of capital	—		—		—		(0.08)	—	(0.04)
Total distributions	(0.20)		(0.25)		(0.18)		(0.19)	(0.20)	(0.24)
Net asset value, end of year/period	$4.78		$4.72		$4.39		$4.23	$5.14	$3.73
Total return (B)	5.54	% (H)	13.46%		8.19%		(14.43)%	44.18%	(8.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,433		$2,551		$2,834		$3,296	$8,600	$6,455
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.04	% (F,I)	3.01	% (F)	2.93	% (F)	2.74%	2.92%	2.87%
Expenses, net waiver and reimbursement (C)	2.33	% (F,I)	2.33	% (F)	2.34	% (F)	2.33%	2.33%	2.33%
Net investment income, before waiver and reimbursement (C,D)	6.23	% (I)	5.20%		4.09%		2.61%	4.24%	4.08%
Net investment income, net waiver and reimbursement (C,D)	6.94	% (I)	5.87%		4.68%		2.99%	4.82%	4.62%
Portfolio turnover rate	37	% (H)	35%		15%		26%	42%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.29	% (I)	2.26%	2.17%

Expenses, net waiver and reimbursement (C)	1.58	% (I)	1.58%	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.04	% (I)	3.01%	2.92%

Expenses, net waiver and reimbursement (C)	2.33	% (I)	2.33%	2.33%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$4.71		$4.38		$4.22		$5.13	$3.73	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.32		0.25		0.19	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.10		0.30		0.13		(0.86)	1.38	(0.54)
Total from investment operations	0.29		0.62		0.38		(0.67)	1.65	(0.31)
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.29)		(0.22)		(0.16)	(0.25)	(0.24)
From return of capital	—		—		—		(0.08)	—	(0.04)
Total distributions	(0.23)		(0.29)		(0.22)		(0.24)	(0.25)	(0.28)
Net asset value, end of year/period	$4.77		$4.71		$4.38		$4.22	$5.13	$3.73
Total return (B)	6.11	% (F)	14.63%		9.32%		(13.57)%	45.31%	(7.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,749		$9,902		$7,213		$8,702	$7,220	$4,304
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.04	% (E,G)	2.01	% (E)	1.93	% (E)	1.74%	1.91%	1.87%
Expenses, net waiver and reimbursement (C)	1.33	% (E,G)	1.33	% (E)	1.34	% (E)	1.33%	1.33%	1.33%
Net investment income, before waiver and reimbursement (C,D)	7.21	% (G)	6.23%		5.10%		3.52%	5.39%	5.03%
Net investment income, net waiver and reimbursement (C,D)	7.93	% (G)	6.92%		5.69%		3.93%	5.96%	5.56%
Portfolio turnover rate	37	% (F)	35%		15%		26%	42%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.04	% (G)	2.01%	1.92%

Expenses, net waiver and reimbursement (C)	1.33	% (G)	1.33%	1.33%

(F)	Not Annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced	Managed Asset Portfolios, LLC	Total return, which consists of current income and capital appreciation
(“Global Balanced”)	(“MAP”)
Catalyst/CIFC Senior Secured Income Fund	CIFC Investment Management, LLC	Current income
(“Senior Secured Income”)
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective

Catalyst/SMH Total Return Income	SMH	Income and capital appreciation
(“Total Return Income”)

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Senior Secured Income are diversified series of the Trust.

As of December 31, 2024, each Fund offers Class A, Class C and Class I shares. Additionally, Senior Secured Income Fund offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans (other than short-term obligations), are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a -5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$23,816,422	$—	$23,816,422
Corporate Bonds	—	28,593,988	—	28,593,988
Money Market Fund	1,384,776	—	—	1,384,776
Total Assets	$1,384,776	$52,410,410	$—	$53,795,186

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$116,959,902	$—	$116,959,902
U.S. Government & Agency Obligations	—	13,575,979	—	13,575,979
Money Market Fund	659,450	—	—	659,450
Total Assets	$659,450	$130,535,881	$—	$131,195,331

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,766,865	$—	$—	$6,766,865
Exchange-Traded Fund	441,915	—	—	441,915
Corporate Bonds	—	6,095,531	—	6,095,531
U.S. Government & Agencies	—	404,401	—	404,401
Certificates of Deposit	—	125,265	—	125,265
Money Market Fund	515	—	—	515
Total Assets	$7,209,295	$6,625,197	$—	$13,834,492
Derivatives
Liabilities(a)
Call Options Written	$4,025	$—	$—	$4,025
Total Liabilities	$4,025	$—	$—	$4,025

Senior Secured Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,657,696	$—	$—	$15,657,696
Asset Backed Securities	—	28,255,462	—	28,255,462
Corporate Bonds	—	19,409,031	—	19,409,031
Term Loans	—	514,365,585	—	514,365,585
Money Market Fund	63,485,763	—	—	63,485,763
Total Assets	$79,143,459	$562,030,078	$—	$641,173,537

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stock	$60,669	$—	$—	$60,669
Convertible Bonds	—	1,079,731	—	1,079,731
Corporate Bonds	—	12,537,031	0	12,537,031
Money Market Fund	1,141,700	—	—	1,141,700
Total	1,202,369	13,616,762	0	14,819,131
Collateral For Securities Loaned(b)				4,123,185
Total Assets				$18,942,316

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,053,369	$—	$—	$9,053,369
Exchange-Traded Fund	704,100	—	—	704,100
Convertible Bonds	—	2,201,313	—	2,201,313
Corporate Bonds	—	5,556,751	0	5,556,751
Money Market Fund	818,769	—	—	818,769
Total	10,576,238	7,758,064	0	18,334,302
Collateral For Securities Loaned(b)				5,425,487
Total Assets				$23,759,789

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Insider Income, Enhanced Income, Global Balanced and Senior Secured Income did not hold any Level 3 securities during the period. High Income and Total Return Income held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2024	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2024	$0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2024, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at December 31, 2024, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

c) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2024, Global Balanced invested in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2024, was as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Call options written	Equity	Options written	$(4,025)
			Total	$(4,025)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2024, was as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$(6,771)
	Options written	Equity	Net change in unrealized depreciation on options written	$(945)
			Totals	$(7,716)

The notional value of derivative instruments outstanding as of December 31, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended December 31, 2024 as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

d) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2024, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2022-2024 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

g) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Senior Secured Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Senior Secured Income, and High Income. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the six months ended December 31, 2024 there were no CDSC fees paid by the shareholders of the Funds.

m) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

n) Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$24,617,833	$25,719,681
Enhanced Income	22,577,188	102,939,195
Global Balanced	3,377,284	3,877,650
Senior Secured Income	348,645,605	305,922,684
High Income	4,337,103	2,117,089
Total Return Income	6,476,468	6,774,287

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of a Investment Advisory Agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day operations of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation” ) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

For the six months ended December 31, 2024, the Advisor waived advisory fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

							Investment Advisory
							Fees Waived/
	Investment	Expense Limitation					Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2025	$117,506
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2025	321,987
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2025	88,613
Senior Secured Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2025	813,409
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2025	69,910
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2025	66,045

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

	Recapture Expires
	June 30,
Fund	2025	2026	2027
Insider Income	$372,543	$292,989	$227,205
Enhanced Income	1,120,683	1,401,166	839,150
Global Balanced	161,770	167,066	171,633
Senior Secured Income	785,104	947,927	1,172,703
High Income	117,270	127,991	130,771
Total Return Income	83,714	100,308	115,968

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a “special” meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and, the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee Chairmen receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income Fund allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out - of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance Officer fees.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2024, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$4,976	$14,533	N/A
Enhanced Income	20,745	49,291	N/A
Global Balanced	3,237	23,429	N/A
Senior Secured Income	44,170	208,774	5,793
High Income	10,256	9,510	N/A
Total Return Income	6,831	12,747	N/A

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$53,299,827	$1,094,966	$(599,607)	$495,359
Enhanced Income	171,211,337	1,357,409	(41,373,415)	(40,016,006)
Global Balanced	12,530,746	1,946,088	(646,367)	1,299,721
Senior Secured Income	637,940,403	4,998,125	(1,764,991)	3,233,134
High Income	24,206,349	708,791	(4,126,708)	(3,417,917)
Total Return Income	27,385,847	1,047,353	(4,673,411)	(3,626,058)

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Insider Income	$2,912,653	$—	$—	$2,912,653
Enhanced Income	24,111,866	—	—	24,111,866
Global Balanced	362,732	416,820	—	779,552
Senior Secured Income	30,003,146	—	—	30,003,146
High Income	1,039,470	—	—	1,039,470
Total Return Income	1,046,368	—	—	1,046,368

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Insider Income	$3,798,325	$2,433	$—	$3,800,758
Enhanced Income	33,822,370	—	—	33,822,370
Global Balanced	289,031	100,532	—	389,563
Senior Secured Income	17,581,441	—	—	17,581,441
High Income	971,976	—	—	971,976
Total Return Income	815,999	—	—	815,999
	64

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Insider Income	$47,361	$—	$(330,066)	$(8,426,421)	$(43,450)	$(551,343)	$(9,303,919)
Enhanced Income	209,091	—	(31,433,819)	(44,998,076)	—	(57,492,724)	(133,715,528)
Global Balanced	29,375	—	(420,376)	(106,508)	—	1,712,003	1,214,494
Senior Secured Income	1,365,982	—	(233,855)	(20,157,506)	(722,151)	873,403	(18,874,127)
High Income	12,299	—	(439,577)	(31,221,514)	—	(3,699,772)	(35,348,564)
Total Return Income	142,335	—	(238,790)	(17,817,283)	—	(3,287,633)	(21,201,371)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales deemed dividend distributions, perpetual bonds and C-Corporation adjustments, adjustments for partnerships, grantor trusts and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$330,066
Enhanced Income	31,433,819
Global Balanced	420,376
Senior Secured Income	233,855
High Income	439,577
Total Return Income	238,790

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$4,430,002	$3,996,419	$8,426,421	$—
Enhanced Income	8,868,024	36,130,052	44,998,076	—
Global Balanced	27,807	78,701	106,508	—
Senior Secured Income	6,171,742	13,985,764	20,157,506	—
High Income	6,527	31,214,987	31,221,514	—
Total Return Income	—	17,817,283	17,817,283	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2024, Insider Income, Enhanced Income, Senior Secured Income, High Income and Total Return Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	12/31/2024
Global Balanced	$119,025	1	$50	7.50%	$43,000

(1)	Includes only Interest Expense for the six months ended December 31, 2024 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the High Income and Total Return Income Funds will be directly affected by the performance of the Mount Vernon Liquid Assets Portfolio, LLC. The financial statements of the Mount Vernon Liquid Assets Portfolio, LLC, including the Schedule of Investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2024, the percentage of the High Income’s and Total Return Income’s net assets invested in Mount Vernon Liquid Assets Portfolio, LLC was 21.8% and 29.2%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The below table shows the collateral held by each Fund at the six months ended December 31, 2024.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$3,709,228	$3,783,493	2.14%
Total Return Income*	5,320,339	5,425,487	5.97%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Pledged	Net Amount
High Income
Assets
Securities Loaned	US Bank	$3,709,228	$—	$3,709,228	$(3,709,228)	$—	$—

Total Return Income
Assets
Securities Loaned	US Bank	$5,320,339	$—	$5,320,339	$(5,320,339)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		Senior Secured	Total Return
Owner	Income	Income	Global Balanced	Income	Income
Charles Schwab & Co.(1)	—	—	—	—	39%
LPL Financial (1)	34%	37%	—	26%	—
Raymond James (1)	—	—	39%	—	—
Wells Fargo (1)	—	—	—	—	43%

(1)	These owners are comprised of multiple investors and accounts.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Funds’ officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover

Michael Schoonover

Principal Executive Officer/President

Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover

Michael Schoonover
Principal Executive Officer/President
Date: 3/4/2025

By	/s/ Erik Naviloff

Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/4/2025